--------------                                                   --------------
                              SAFECO Mutual Funds


                                  Stock Funds
                                 No-Load Class

        Growth Opportunities Fund...........................................   2
        Equity Fund.........................................................   6
        Dividend Income Fund................................................  10
        Northwest Fund......................................................  14
        International Stock Fund............................................  18
        Balanced Fund.......................................................  23
        Small Company Value Fund............................................  28
        U.S. Value Fund.....................................................  32


                               Semiannual Report


                                 June 30, 2000

--------------------------------------------------------------------------------

                                [LOGO OF SAFECO]

                          REPORT FROM THE FUND MANAGER
                        SAFECO Growth Opportunities Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
THOMAS M.        Over the course of the first half of 2000, the Growth
MAGUIRE Opportunities Fund moved from nicely ahead to behind its mid-cap core peers. Reeling from the beating the market gave two of our large holdings, The Fund finished the period behind the S&P 500 as well. However, it remains ahead of the broad market index for the 12-month period.

                 MICROS and Ciber plummeted when they missed their earnings estimates. These two are suffering from reductions in corporate technology spending that have followed Y2K. A third tech holding, S3, fell off its high. This company, which manufactures the leading MP3 player and home networking devices, is transforming itself into an Internet appliance company. To me it appears to have great value and a great future.

   I took some gains and trimmed the size of our Rent-Way position. Along with Rent-A-Center, we own the number one and number two companies in the $4 billion rental industry. These businesses generate great cash flow and demand for their product is growing.

   The rental companies and our collection company, NCO Group, are counter-cyclical. That is, demand for their services increases as the economy declines. NCO is growing very quickly.

   I also trimmed back United Stationers which continues to gain as it builds its e-fulfillment operations.

   Iron Mountain climbed into our top ten holdings when it merged with Pierce Leahy, which we also owned. This company picks up, stores, and retrieves records, reducing a business' office space requirements. We continue to hold Dura Pharmaceutical, which I think is the best value in the pharmaceutical sector.

   To me, our current portfolio, with both bricks and clicks, makes good sense in ways that range from valuations to demographics, and from the old economy to the new. I've always believed that good sense will prevail and I know that while the Fund is down, it is not out.

Thomas M. Maguire

--------------------------------------------------------------------------------

After completing his MBA at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                      PERFORMANCE OVERVIEW - NO-LOAD CLASS

Average Annual Total Return for the
period ended June 30, 2000          Six-Month*    1 Year     5 Year    10 Year
--------------------------------------------------------------------------------
SAFECO Growth Opportunities Fund     (1.97)%      7.38%      16.30%     13.46%

S&P 500 Index                        (0.43)%      7.24%      23.79%     17.78%

Lipper, Inc. (Mid-Cap Core Funds)    11.15%      37.70%      20.94%     16.63%

* Not Annualized

            SAFECO Growth           S&P 500
          Opportunities Fund         Index

 6/30/90         10,000              10,000
 7/31/90          9,642               9,968
 8/31/90          7,979               9,068
 9/30/90          7,085               8,627
10/31/90          6,608               8,591
11/30/90          7,097               9,145
12/31/90          7,643               9,400
 1/31/91          8,407               9,808
 2/28/91          9,565              10,509
 3/31/91         10,032              10,763
 4/30/91         10,516              10,788
 5/31/91         11,210              11,252
 6/30/91         10,542              10,737
 7/31/91         11,528              11,237
 8/31/91         11,987              11,503
 9/30/91         12,059              11,310
10/31/91         12,422              11,462
11/30/91         11,374              11,001
12/31/91         12,431              12,257
 1/31/92         13,341              12,029
 2/29/92         13,246              12,185
 3/31/92         12,261              11,948
 4/30/92         11,501              12,299
 5/31/92         11,216              12,359
 6/30/92         10,353              12,175
 7/31/92         10,788              12,672
 8/31/92         10,177              12,413
 9/30/92          9,909              12,559
10/31/92         10,327              12,602
11/30/92         11,631              13,030
12/31/92         12,049              13,190
 1/31/93         12,552              13,300
 2/28/93         11,716              13,481
 3/31/93         12,177              13,766
 4/30/93         11,425              13,433
 5/31/93         12,014              13,791
 6/30/93         12,389              13,832
 7/31/93         12,347              13,776
 8/31/93         13,141              14,297
 9/30/93         13,717              14,185
10/31/93         14,067              14,478
11/30/93         13,474              14,340
12/31/93         14,723              14,514
 1/31/94         15,516              15,007
 2/28/94         14,774              14,600
 3/31/94         14,033              13,965
 4/30/94         14,407              14,143
 5/31/94         14,539              14,375
 6/30/94         13,460              14,023
 7/31/94         13,761              14,483
 8/31/94         14,620              15,076
 9/30/94         14,249              14,708
10/31/94         14,455              15,037
11/30/94         14,061              14,490
12/31/94         14,484              14,705
 1/31/95         14,261              15,086
 2/28/95         15,045              15,673
 3/31/95         14,988              16,135
 4/30/95         15,062              16,610
 5/31/95         15,664              17,272
 6/30/95         16,613              17,673
 7/31/95         17,199              18,259
 8/31/95         17,141              18,305
 9/30/95         17,659              19,077
10/31/95         17,581              19,009
11/30/95         17,760              19,842
12/31/95         18,265              20,224
 1/31/96         18,941              20,912
 2/29/96         19,652              21,106
 3/31/96         19,352              21,310
 4/30/96         20,175              21,623
 5/31/96         21,032              22,180
 6/30/96         20,119              22,265
 7/31/96         18,134              21,282
 8/31/96         19,216              21,731
 9/30/96         20,160              22,953
10/31/96         20,591              23,586
11/30/96         21,387              25,367
12/31/96         22,448              24,865
 1/31/97         24,379              26,417
 2/28/97         23,731              26,625
 3/31/97         22,898              25,533
 4/30/97         21,839              27,056
 5/31/97         25,146              28,702
 6/30/97         27,236              29,987
 7/31/97         28,824              32,372
 8/31/97         29,856              30,560
 9/30/97         32,263              32,233
10/31/97         31,668              31,158
11/30/97         33,043              32,599
12/31/97         33,664              33,158
 1/31/98         34,069              33,525
 2/28/98         37,503              35,941
 3/31/98         39,812              37,780
 4/30/98         41,356              38,160
 5/31/98         39,422              37,505
 6/30/98         39,392              39,028
 7/31/98         37,413              38,613
 8/31/98         28,326              33,036
 9/30/98         29,390              35,153
10/31/98         31,714              38,009
11/30/98         33,334              40,312
12/31/98         35,133              42,634
 1/31/99         35,938              44,416
 2/28/99         31,713              43,036
 3/31/99         31,868              44,758
 4/30/99         32,378              46,492
 5/31/99         31,728              45,394
 6/30/99         32,920              47,913
 7/31/99         31,914              46,417
 8/31/99         30,784              46,186
 9/30/99         30,862              44,920
10/31/99         31,249              47,762
11/30/99         32,595              48,737
12/31/99         36,062              51,606
 1/31/00         33,973              49,013
 2/29/00         37,842              48,085
 3/31/00         39,699              52,790
 4/30/00         37,424              51,196
 5/31/00         32,998              50,146
 6/30/00         35,350              51,382

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                  HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
Rent-A-Center, Inc......................................................... 7.0%
 (Services--Commercial & Consumer)
NCO Group, Inc............................................................. 6.3
 (Services--Commercial & Consumer)
Rent-Way, Inc.............................................................. 5.9
 (Services--Commercial & Consumer)
PolyMedica Corp............................................................ 5.1
 (Health Care--Medical Products & Supplies)
United Stationers, Inc..................................................... 4.5
 (Office Equipment & Supplies)
Dura Pharmaceuticals, Inc.................................................. 4.1
 (Health Care--Drugs--Generic & Other)
Aspen Technology, Inc...................................................... 3.8
 (Computers--Software & Services)
S3, Inc.................................................................... 3.3
 (Computers--Peripherals)
MICROS Systems, Inc........................................................ 3.1
 (Computers--Hardware)
Iron Mountain, Inc......................................................... 2.6
 (Services--Commercial & Consumer)

TOP FIVE PURCHASES                                                       Cost
For the Period Ended June 30, 2000                                      (000's)
--------------------------------------------------------------------------------
S3, Inc. .............................................................. $24,252
American Eagle Outfitters, Inc.........................................  21,446
J.D. Edwards & Co......................................................  20,441
NCO Group, Inc.........................................................  18,050
Go2Net, Inc............................................................  15,358

TOP FIVE SALES                                                         Proceeds
For the Period Ended June 30, 2000                                     (000's)
--------------------------------------------------------------------------------
Emisphere Technologies, Inc...........................................  $35,161
Research In Motion, Ltd...............................................   33,786
SFX Entertainment, Inc. (Class A).....................................   27,150
Conseco, Inc..........................................................   25,817
PolyMedica Corp.......................................................   20,898

                                                                     Percent of
TOP FIVE INDUSTRIES                                                  Net Assets
--------------------------------------------------------------------------------
Services (Commercial & Consumer)...........................................  25%
Computers (Software & Services)............................................  12
Health Care (Medical Products & Supplies)..................................   8
Computers (Peripherals)....................................................   6
Office Equipment & Supplies................................................   5


Weightings As a Percent of Net Assets
----------------------------------------------------------

                                  [PIE CHART]

1 Small - Common Stocks:  (Less Than $1.5 Bil.)        85%
2 Large - Common Stocks:  ($4 Bil. and above)           1%
3 Medium - Common Stocks: ($1.5 Bil. - $4 Bil.)        10%
4 Cash & Other:                                         4%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO Growth Opportunities Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                 (000's)
-------------------------------------------------------------------------------
 COMMON STOCKS - 96.3%

 Air Freight - 0.0%
     611,000 *+Dynamex, Inc. (Illiquid)                                 $   244

 Auto Parts & Equipment - 0.0%
     437,400 *+Precision Auto Care, Inc.                                    301

 Biotechnology - 0.7%
     700,000 Novavax, Inc.                                                5,119

 Broadcasting (TV, Radio & Cable) - 0.4%
     301,900 *  Salem Communications Corp. (Class A)                      2,802

 Communication Equipment - 1.3%
     219,700 *  PSi Technologies Holdings, Inc. (ADR)                     4,559
     112,300 * Research In Motion, Ltd.                                   5,082

 Computers (Hardware) - 3.2%
   1,251,628 *+MICROS Systems, Inc.                                      23,233
      25,000 * NYFIX, Inc.                                                1,048

 Computers (Peripherals) - 5.8%
     307,400 * Go2Net, Inc.                                              15,466
      75,000 * IntraNet Solutions, Inc.                                   2,878
   1,649,200 * S3, Inc.                                                  24,326

 Computers (Software & Services) - 11.5%
     724,700 * Aspen Technology, Inc.                                    27,901
     325,641 Autodesk, Inc.                                              11,296
   1,119,600 * Ciber, Inc.                                               14,835
     140,500 * F5 Networks, Inc.                                          7,666
   1,168,152 * J.D. Edwards & Co.                                        17,595
     831,700 *+Phoenix International Ltd., Inc.                           2,495
     294,200 * TRO Learning, Inc.                                         4,045

 Consumer Finance - 0.8%
     397,535 Doral Financial Corp.                                        4,547
   1,398,000 *+Towne Services, Inc.                                       1,311

 Distributors (Food & Health) - 1.8%
   2,166,100 *+Nu Skin Enterprises, Inc. (Class A)                       12,455
     331,540 Weider Nutrition International, Inc.                           995

 Engineering & Construction - 0.5%
     156,600 * Tetra Tech, Inc.                                           3,582

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                 (000's)
-------------------------------------------------------------------------------
 Financial (Diversified) - 0.6%
     417,300 *+BNC Mortgage, Inc.                                       $ 4,043
     403,700 * United PanAm Financial Corp.                                 404

 Health Care (Diversified) - 2.2%
      38,200 * Anesta Corp.                                                 950
     358,235 * Emisphere Technologies, Inc.                              15,264

 Health Care (Drugs - Generic & Other) - 4.9%
   2,131,300 * Dura Pharmaceuticals, Inc.                                30,637
     580,000 *  First Horizon Pharmaceutical Corp.                        5,655

 Health Care (Long-Term Care) - 0.9%
   1,299,000 *+Res-Care, Inc.                                             6,982

 Health Care (Major Pharmaceuticals) - 1.4%
   2,064,756 *+Serologicals Corp.                                        10,324

 Health Care (Managed Care) - 0.7%
   1,144,300 * Matria Healthcare, Inc.                                    5,257

 Health Care (Medical Products & Supplies) - 7.9%
     117,200 DENTSPLY International, Inc.                                 3,611
     560,550 *+Lifeline Systems, Inc.                                     7,848
     870,200 *+PolyMedica Corp.                                          37,636
     411,200 * STAAR Surgical Co.                                         4,600
     306,300 * Virologic, Inc.                                            4,556

 Health Care (Specialized Services) - 2.5%
     680,000 * Aksys, Ltd.                                                5,823
     552,600 *+American Healthways, Inc.                                  2,832
   1,226,300 *+Prime Medical Services, Inc.                               9,504

 Housewares - 0.2%
     369,900 *+Home Products International, Inc.                          1,433

 Leisure Time (Products) - 0.1%
     297,400 * American Coin Merchandising, Inc.                            743

 Lodging (Hotels) - 0.7%
     622,400 * ResortQuest International, Inc.                            3,190
     406,800 * Suburban Lodges of America, Inc.                           2,314

 Manufacturing (Diversified) - 2.1%
     211,000 * GSI Lumonics, Inc.                                         7,411
     402,400 * Nortek, Inc.                                               7,947


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO Growth Opportunities Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                 (000's)
--------------------------------------------------------------------------------
 Office Equipment & Supplies - 5.0%
     710,000 *+RM Copy Centers Corp.                                  $   3,816
   1,039,700 * United Stationers, Inc.                                   33,660

 Personal Care - 1.0%
     925,000 *+French Fragrances, Inc.                                    7,573

 Restaurants - 0.2%
     244,400 * Schlotzsky's, Inc.                                         1,390

 Retail (Department Stores) - 0.4%
     233,700 * Rainbow Rentals, Inc,                                      2,629

 Retail (Food Chains) - 0.4%
     307,500 * NPC International, Inc.                                    2,758

 Retail (General Merchandise) - 0.9%
     360,000 Claire's Stores, Inc.                                        6,930

 Retail (Home Shopping) - 1.9%
     652,400 *+DAMARK International, Inc.                                14,027

 Retail (Specialty - Apparel) - 3.8%
     907,300 * American Eagle Outfitters, Inc.                           12,702
     479,500 *+Concepts Direct, Inc.                                      4,765
     542,213 *+Harold's Stores, Inc.                                      1,356
     167,500 * Pacific Sunwear of California, Inc.                        3,141
     521,900 Wet Seal, Inc. (Class A)                                     6,850

 Retail (Specialty) - 0.9%
     598,600 *+Blue Rhino Corp.                                           4,826
     271,000 *+Travis Boats & Motors, Inc.                                1,491

 Services (Commercial & Consumer) - 24.6%
     783,100 * Bluegreen Corp.                                            2,154
     498,200 Central Parking Corp.                                       11,801
     495,600 * FirstService Corp.                                         5,947
     554,720 * Iron Mountain, Inc.                                       18,860
   2,015,735 *+NCO Group, Inc.                                           46,614
   2,290,200 *+Rent-A-Center, Inc.                                       51,530
   1,487,400 *+Rent-Way, Inc.                                            43,413
     305,800 SunSource, Inc.                                              1,548

 Services (Computer Systems) - 1.2%
     650,800 * Computer Horizons Corp.                                    8,745

 Services (Employment) - 2.0%
     445,100 * Hall, Kinion & Associates, Inc.                           14,827

 Specialty Printing - 1.4%
   1,221,900 * Mail-Well, Inc.                                           10,539

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)

--------------------------------------------------------------------------------
 Telecommunications (Cellular/Wireless) - 2.0%
      60,700 * Powertel, Inc.                                         $   4,306
      88,200 * VoiceStream Wireless Corp.                                10,257

 Telephone - 0.3%
     497,300 * Innotrac Corp.                                             2,549
                                                                      ---------
 TOTAL COMMON STOCKS                                                    713,749
                                                                      ---------

 WARRANTS - 0.1%

 Biotechnology - 0.1%
     175,000 * Novavax, Inc. (Illiquid)                                     775
                                                                      ---------
 TOTAL WARRANTS                                                             775
                                                                      ---------

 COMMERCIAL PAPER - 2.8%

 Financial (Diversified) - 2.8%
  20,832,000 PHH Corporation
             7.25%, due 7/03/00                                          20,832
                                                                      ---------
 TOTAL COMMERCIAL PAPER                                                  20,832
                                                                      ---------

 CASH EQUIVALENTS - 0.0%

 Investment Companies
       5,248 AIM Short-Term Investments Co. Liquid Assets Money
             Market Portfolio (Institutional Shares)                          5
                                                                      ---------
 TOTAL CASH EQUIVALENTS                                                       5
                                                                      ---------
 TOTAL INVESTMENTS - 99.2%                                              735,361
 Other Assets, less Liabilities                                           5,527
                                                                      ---------
 NET ASSETS                                                           $ 740,888
                                                                      =========
--------------------------------------------------------------------------------

*  Non-income producing security.
+ Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company).

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO Equity Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
RICHARD          The Fund's six-month and one-year underperformance of the S&P
MEAGLEY 500 and Lipper large-cap value peer group is a hangover from being underweighted in technology and the first-quarter halving of Procter & Gamble on missed earnings.

                 I rectified our tech problem by increasing our tech holdings from 16% to 28.6% of net assets over the first quarter. From there, for second quarter 2000, the Fund beat the S&P and its peer funds.

   When Microsoft declined on uncertainties surrounding its anti-trust case, I added to it. This seemed a prudent way to further build our tech allocation, which was 32% at June 30. All our tech positions meet our long-standing criteria for admission to the portfolio: They are quality companies with more predictable earnings, durable business franchises and strong core competencies.

   Two major purchases I made in the first quarter--Washington Mutual for its value and Pfizer for its earnings growth--gained handsomely in the second quarter. The Fund is now slightly overweighted in financials due to 30% + gains in Washington Mutual. Pfizer, one of the fastest-growing health-care companies merged with Warner Lambert and gained over 20% in the second quarter.

   I eliminated Anheuser-Busch and Bestfoods from the portfolio to reduce our weighting in the slower-growing consumer staples sector.

   On a housekeeping note, I replaced higher-cost shares of Procter & Gamble and WorldCom with lower-cost shares. This loss-taking benefited shareholders in taxable accounts without slighting our positions, or our shareholders in tax-deferred accounts. Intending to make more of these trades, I purchased May Department Stores and CenturyTel.

   Our holdings now range from value to growth companies. Combining value and reasonably-priced growth stocks makes sense to me. A "blended" portfolio can reduce the whiplash caused when styles rotate, and provide more consistent returns over the long run. Doing well over the long run is what investing is all about.

Richard Meagley

--------------------------------------------------------------------------------

Richard Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company for two years, then he re-joined in January 1995 as Equity Fund Manager. He holds an MBA from the University of Washington, and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                      PERFORMANCE OVERVIEW - NO-LOAD CLASS

Average Annual Total Return for the
period ended June 30, 2000          Six-Month*    1 Year     5 Year    10 Year
-------------------------------------------------------------------------------
SAFECO Equity Fund                   (3.18)%     (3.93)%      18.01%     16.58%

S&P 500 Index                        (0.43)%      7.24%       23.79%     17.78%

Lipper, Inc. (Large-Cap Value Funds) (1.65)%     (3.93)%      18.19%     14.90%

* Not Annualized

             SAFECO Equity  S&P 500
                 Fund        Index
             -------------  -------
 6/30/90       10,000       10,000
 7/31/90        9,821        9,968
 8/31/90        8,784        9,068
 9/30/90        8,356        8,627
10/31/90        8,178        8,591
11/30/90        8,624        9,145
12/31/90        8,959        9,400
 1/31/91        9,418        9,808
 2/28/91        9,978       10,509
 3/31/91       10,259       10,763
 4/30/91       10,470       10,788
 5/31/91       10,891       11,252
 6/30/91       10,191       10,737
 7/31/91       10,875       11,237
 8/31/91       11,046       11,503
 9/30/91       10,896       11,310
10/31/91       11,074       11,462
11/30/91       10,381       11,001
12/31/91       11,459       12,257
 1/31/92       12,141       12,029
 2/29/92       12,347       12,185
 3/31/92       11,792       11,948
 4/30/92       11,889       12,299
 5/31/92       11,781       12,359
 6/30/92       10,930       12,175
 7/31/92       11,377       12,672
 8/31/92       10,909       12,413
 9/30/92       10,940       12,559
10/31/92       11,468       12,602
11/30/92       12,226       13,030
12/31/92       12,521       13,190
 1/31/93       12,936       13,300
 2/28/93       12,947       13,481
 3/31/93       13,643       13,766
 4/30/93       13,331       13,433
 5/31/93       14,428       13,791
 6/30/93       14,487       13,832
 7/31/93       14,290       13,776
 8/31/93       15,090       14,297
 9/30/93       15,510       14,185
10/31/93       15,918       14,478
11/30/93       16,005       14,340
12/31/93       16,391       14,514
 1/31/94       17,373       15,007
 2/28/94       16,938       14,600
 3/31/94       16,288       13,965
 4/30/94       16,812       14,143
 5/31/94       17,299       14,375
 6/30/94       16,676       14,023
 7/31/94       17,102       14,483
 8/31/94       18,143       15,076
 9/30/94       18,071       14,708
10/31/94       18,410       15,037
11/30/94       18,045       14,490
12/31/94       18,019       14,705
 1/31/95       18,151       15,086
 2/28/95       18,625       15,673
 3/31/95       18,777       16,135
 4/30/95       19,280       16,610
 5/31/95       19,771       17,272
 6/30/95       20,261       17,673
 7/31/95       20,581       18,259
 8/31/95       21,154       18,305
 9/30/95       21,972       19,077
10/31/95       21,700       19,009
11/30/95       22,403       19,842
12/31/95       22,571       20,224
 1/31/96       23,174       20,912
 2/29/96       23,381       21,106
 3/31/96       23,621       21,310
 4/30/96       24,123       21,623
 5/31/96       24,685       22,180
 6/30/96       25,142       22,265
 7/31/96       24,177       21,282
 8/31/96       24,429       21,731
 9/30/96       25,936       22,953
10/31/96       26,770       23,586
11/30/96       28,783       25,367
12/31/96       28,215       24,865
 1/31/97       29,847       26,417
 2/28/97       29,966       26,625
 3/31/97       28,764       25,533
 4/30/97       29,599       27,056
 5/31/97       31,560       28,702
 6/30/97       32,849       29,987
 7/31/97       35,072       32,372
 8/31/97       33,260       30,560
 9/30/97       34,458       32,233
10/31/97       33,361       31,158
11/30/97       34,441       32,599
12/31/97       35,045       33,158
 1/31/98       35,583       33,525
 2/28/98       38,399       35,941
 3/31/98       39,687       37,780
 4/30/98       39,758       38,160
 5/31/98       39,022       37,505
 6/30/98       40,019       39,028
 7/31/98       39,551       38,613
 8/31/98       34,433       33,036
 9/30/98       36,880       35,153
10/31/98       40,151       38,009
11/30/98       42,699       40,312
12/31/98       43,783       42,634
 1/31/99       44,480       44,416
 2/28/99       43,595       43,036
 3/31/99       44,984       44,758
 4/30/99       47,797       46,492
 5/31/99       46,815       45,394
 6/30/99       48,260       47,913
 7/31/99       47,276       46,417
 8/31/99       46,803       46,186
 9/30/99       45,026       44,920
10/31/99       48,284       47,762
11/30/99       47,469       48,737
12/31/99       47,886       51,606
 1/31/00       45,932       49,013
 2/29/00       43,161       48,085
 3/31/00       47,360       52,790
 4/30/00       46,122       51,196
 5/31/00       45,862       50,146
 6/30/00       46,363       51,382

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index.. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     Percent of
TOP TEN HOLDINGS                                                     Net Assets
--------------------------------------------------------------------------------
Washington Mutual, Inc..............................................     5.6%
 (Savings & Loans)
General Electric Co.................................................     5.3
 (Electrical Equipment)
Microsoft Corp......................................................     4.9
 (Computers--Software & Services)
Intel Corp..........................................................     4.9
 (Electronics--Semiconductors)
Johnson & Johnson...................................................     3.4
 (Health Care--Diversified)
Citigroup, Inc......................................................     2.7
 (Banks--Major Regional)
Pfizer, Inc.........................................................     2.7
 (Health Care--Generic and Other
  Drugs)
Lucent Technologies, Inc............................................     2.6
 (Telecommunications--Equipment)
Exxon Mobil Corp....................................................     2.6
 (Oil--International Integrated)
American International Group, Inc...................................     2.6
 (Insurance--Multi-Line)

TOP FIVE PURCHASES                                                       Cost
For the Period Ended June 30, 2000                                      (000's)
--------------------------------------------------------------------------------
Cisco Systems, Inc. ................................................   $38,227
Pfizer, Inc. .......................................................    37,250
Dell Computer Corp. ................................................    24,848
Sun Microsystems, Inc. .............................................    24,575
Motorola, Inc. .....................................................    22,276

TOP FIVE SALES                                                          Proceeds
For the Period Ended June 30, 2000                                      (000's)
--------------------------------------------------------------------------------
Kimberly-Clark Corp. ...............................................   $53,858
Bestfoods...........................................................    48,236
Albertson's, Inc. ..................................................    40,454
Dover Corp. ........................................................    34,265
Anheuser-Busch Co., Inc. ...........................................    32,006

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Health Care (Diversified)...........................................       8%
Electrical Equipment................................................       8
Computers (Hardware)................................................       7
Telephone...........................................................       6
Savings & Loans.....................................................       6


Weightings As a Percent of Net Assets
------------------------------------------------------------

                       [PIECHART]

1 Large - Common Stocks: ($4 Bil. and above)           97.4%
2 Cash & Other:                                         2.6%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                               SAFECO Equity Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                 (000's)
-------------------------------------------------------------------------------
 COMMON STOCKS - 97.4%

 Banks (Major Regional) - 3.9%
     500,000 Bank of America Corp.                                      $21,500
     800,000 Citigroup, Inc.                                             48,200

 Banks (Money Center) - 1.4%
     525,000 Chase Manhattan Corp.                                       24,183

 Beverages (Non-Alcoholic) - 2.0%
     800,000 PepsiCo, Inc.                                               35,550

 Chemicals - 2.5%
     505,000 Du Pont (E.I.) de Nemours & Co.                             22,094
     600,000 Praxair, Inc.                                               22,463

 Communication Equipment - 2.9%
     465,000 Motorola, Inc.                                              13,514
     350,000 Nortel Networks Corp.                                       23,887
     210,000 * Tellabs, Inc.                                             14,372

 Computers (Hardware) - 7.2%
     450,000 * Dell Computer Corp.                                       22,191
     300,000 Hewlett-Packard Co.                                         37,462
     400,000 International Business Machines Corp.                       43,825
     300,000 * Sun Microsystems, Inc.                                    27,281

 Computers (Networking) - 2.5%
     700,000 * Cisco Systems, Inc.                                       44,494

 Computers (Peripherals) - 0.7%
     250,000 * America Online, Inc.                                      13,187

 Computers (Software & Services) - 5.5%
     500,000 * Cadence Design Systems, Inc.                              10,188
   1,100,000 * Microsoft Corp.                                           88,000

 Electrical Equipment - 7.8%
     114,420 * Agilent Technologies, Inc.                                 8,438
     600,000 Emerson Electric Co.                                        36,225
   1,800,000 General Electric Co.                                        95,400

 Electronics (Semiconductors) - 4.9%
     650,000 Intel Corp.                                                 86,897

 Entertainment - 3.6%
     700,000 The Walt Disney Co.                                         27,169
     500,000 Time Warner, Inc.                                           38,000

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                 (000's)
-------------------------------------------------------------------------------
 Equipment (Semiconductor) - 0.8%
     150,000 * Applied Materials, Inc.                                  $13,594

 Financial (Diversified) - 3.1%
     500,000 Federal Home Loan Mortgage Corp.                            20,250
     700,000 Federal National Mortgage Association                       36,531

 Health Care (Diversified) - 8.1%
     700,000 Abbott Laboratories                                         31,194
     423,000 American Home Products Corp.                                24,851
     500,000 Bristol-Myers Squibb Co.                                    29,125
     600,000 Johnson & Johnson                                           61,125

 Health Care (Drugs - Generic & Other) - 2.7%
   1,000,000 Pfizer, Inc.                                                48,000

 Health Care (Major Pharmaceuticals) - 1.7%
     400,000 Merck & Co., Inc.                                           30,650

 Household Products (Non-Durables) - 1.9%
     600,000 Procter & Gamble Co.                                        34,350

 Insurance (Multi-Line) - 2.6%
     400,000 American International Group, Inc.                          47,000

 Manufacturing (Diversified) - 1.1%
     600,000 Honeywell International, Inc.                               20,212

 Office Equipment & Supplies - 0.5%
     400,000 Xerox Corp.                                                  8,300

 Oil (International Integrated) - 5.1%
     600,000 Exxon Mobil Corp.                                           47,100
     725,000 Royal Dutch Petroleum Co. (ADR)                             44,633

 Publishing (Newspapers) - 1.7%
     500,000 Gannett Co., Inc.                                           29,906

 Retail (Department Stores) - 2.0%
   1,500,000 May Department Stores Co.                                   36,000

 Retail (Drug Stores) - 1.5%
     650,000 CVS Corp.                                                   26,000

 Retail (Food Chains) - 1.3%
     700,000 Albertson's, Inc.                                           23,275

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                               SAFECO Equity Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                           VALUE
 AMOUNT                                                            (000's)

--------------------------------------------------------------------------
 Retail (General Merchandise) - 1.5%
     470,000 Wal-Mart Stores, Inc.                              $   27,084

 Savings & Loans - 5.6%
   3,500,000 Washington Mutual, Inc.                               101,062

 Services (Data Processing) - 1.2%
     400,000 Automatic Data Processing, Inc.                        21,425

 Telecommunications (Equipment) - 2.6%
     800,000 Lucent Technologies, Inc.                              47,400

 Telecommunications (Long Distance) - 1.6%
     900,000 AT&T Corp.                                             28,463

 Telephone - 5.7%
     700,000 Bell Atlantic Corp.                                    35,569
   1,062,300 CenturyTel, Inc.                                       30,541
     800,000 * MCI WorldCom, Inc.                                   36,700
                                                                ----------
 TOTAL COMMON STOCKS                                             1,744,860
                                                                ----------

 SHARES OR
 PRINCIPAL                                                             VALUE
 AMOUNT                                                              (000's)

-----------------------------------------------------------------------------
 COMMERCIAL PAPER - 2.7%
 Trucks & Parts - 2.7%
  48,631,000 Cooperative Association of
             Tractor Dealers
             7.05%, due 7/03/00                                   $   48,631
                                                                  ----------
 TOTAL COMMERCIAL PAPER                                               48,631
                                                                  ----------

 CASH EQUIVALENTS - 0.0%
 Investment Companies
       4,087 AIM Short-Term Investments Co.
             Liquid Assets Money Market Portfolio
             (Institutional Shares)                                        4
                                                                  ----------
 TOTAL CASH EQUIVALENTS                                                    4
                                                                  ----------
 TOTAL INVESTMENTS - 100.1%                                        1,793,495
 Other Assets, less Liabilities                                       (2,950)
                                                                  ----------
 NET ASSETS                                                       $1,790,545
                                                                  ==========
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                          SAFECO Dividend Income Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
THOMAS           The SAFECO Dividend Income Fund's performance over the first
RATH half of 2000 was disappointing. Hit hard by the Y2K hangover, the Fund is behind the Lipper average for equity-income funds and the S&P 500. The trouble is information technology spending, which was above trend, has remained below trend since the first of the year. This has translated into disappointing revenue and lower share prices for three of the Fund's largest holdings, MICROS, Ciber and J.D. Edwards.

                 MICROS, which provides systems for the hotel/restaurant
              industry, declined 70% in the second quarter. When spending does resume, we are confident
MICROS will get the business. It dominates its industry and has new products to expand into the fast food arena.

   Ciber and J.D. Edwards slowed as we expected, however, their recoveries have taken longer than we anticipated. J.D. Edwards provides resource planning software systems for businesses. Ciber's information technology services range from consulting and temporary staffing to software implementation and Web design.

   The good news is that hangovers are temporary. When this one passes, we will be left with what I think is a robust portfolio.

   Intel is taking new products into the higher-end server market. With its manufacturing prowess, it should be able to rapidly capture share.

   We are overweighted in drug stocks, bought cheap and with the belief that demographics bode well for this sector. Indeed, in the second quarter, Abbott Laboratories, Bristol-Myers, and Johnson & Johnson all outperformed within the sector. Albertson's rallied nicely in first quarter and held its gains through the second. We've made money in Lucent as well.

   Through the first half of 2000, the market lacked consistent leadership. My sense is that a transition to more reasoned investing is underway. This should bode well for the Fund. As always, we try to be discriminating in terms of price and growth potential.

Thomas Rath

--------------------------------------------------------------------------------

In addition to being an equity and convertible securities portfolio manager at SAFECO, Rath has been an analyst and portfolio manager at First Interstate Bank and a principal at Meridian Capital Management. He holds an MBA from the University of Washington and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                     PERFORMANCE OVERVIEW - NO-LOAD CLASS

Average Annual Total Return for the
period ended June 30, 2000            Six-Month*   1 Year   5 Year   10 Year
-------------------------------------------------------------------------------
SAFECO Dividend Income Fund           (7.81)%     (8.37)%   11.86%   11.05%

S&P 500 Index                         (0.43)%      7.24%    23.79%   17.78%

Lipper, Inc. (Equity-Income Funds)    (1.86)%     (6.63)%   13.68%   12.42%

*  Not Annualized

                             SAFECO Dividend
                               Income Fund            S&P 500 Index
                             ---------------          -------------
         6/30/90                 10,000                  10,000
         7/31/90                  9,821                   9,968
         8/31/90                  9,094                   9,068
         9/30/90                  8,720                   8,627
        10/31/90                  8,511                   8,591
        11/30/90                  9,031                   9,145
        12/31/90                  9,203                   9,400
         1/31/91                  9,561                   9,808
         2/28/91                 10,111                  10,509
         3/31/91                 10,265                  10,763
         4/30/91                 10,376                  10,788
         5/31/91                 10,690                  11,252
         6/30/91                 10,421                  10,737
         7/31/91                 10,717                  11,237
         8/31/91                 11,042                  11,503
         9/30/91                 11,025                  11,310
        10/31/91                 11,140                  11,462
        11/30/91                 10,680                  11,001
        12/31/91                 11,343                  12,257
         1/31/92                 11,430                  12,029
         2/29/92                 11,466                  12,185
         3/31/92                 11,356                  11,948
         4/30/92                 11,687                  12,299
         5/31/92                 11,798                  12,359
         6/30/92                 11,841                  12,175
         7/31/92                 12,281                  12,672
         8/31/92                 12,191                  12,413
         9/30/92                 12,321                  12,559
        10/31/92                 12,094                  12,602
        11/30/92                 12,404                  13,030
        12/31/92                 12,644                  13,190
         1/31/93                 12,919                  13,300
         2/28/93                 13,165                  13,481
         3/31/93                 13,611                  13,766
         4/30/93                 13,425                  13,433
         5/31/93                 13,603                  13,791
         6/30/93                 13,673                  13,832
         7/31/93                 13,603                  13,776
         8/31/93                 14,050                  14,297
         9/30/93                 14,089                  14,185
        10/31/93                 14,334                  14,478
        11/30/93                 14,160                  14,340
        12/31/93                 14,230                  14,514
         1/31/94                 14,695                  15,007
         2/28/94                 14,367                  14,600
         3/31/94                 13,865                  13,965
         4/30/94                 14,027                  14,143
         5/31/94                 14,035                  14,375
         6/30/94                 13,830                  14,023
         7/31/94                 14,256                  14,483
         8/31/94                 14,707                  15,076
         9/30/94                 14,508                  14,708
        10/31/94                 14,483                  15,037
        11/30/94                 13,970                  14,490
        12/31/94                 14,075                  14,705
         1/31/95                 14,432                  15,086
         2/28/95                 14,883                  15,673
         3/31/95                 15,305                  16,135
         4/30/95                 15,632                  16,610
         5/31/95                 16,089                  17,272
         6/30/95                 16,288                  17,673
         7/31/95                 16,923                  18,259
         8/31/95                 17,045                  18,305
         9/30/95                 17,561                  19,077
        10/31/95                 17,368                  19,009
        11/30/95                 17,975                  19,842
        12/31/95                 18,348                  20,224
         1/31/96                 18,934                  20,912
         2/29/96                 18,981                  21,106
         3/31/96                 19,206                  21,310
         4/30/96                 19,282                  21,623
         5/31/96                 19,920                  22,180
         6/30/96                 20,169                  22,265
         7/31/96                 19,601                  21,282
         8/31/96                 19,970                  21,731
         9/30/96                 20,894                  22,953
        10/31/96                 21,665                  23,586
        11/30/96                 22,802                  25,367
        12/31/96                 22,750                  24,865
         1/31/97                 23,644                  26,417
         2/28/97                 23,676                  26,625
         3/31/97                 22,807                  25,533
         4/30/97                 23,122                  27,056
         5/31/97                 24,780                  28,702
         6/30/97                 25,801                  29,987
         7/31/97                 27,210                  32,372
         8/31/97                 26,795                  30,560
         9/30/97                 27,990                  32,233
        10/31/97                 27,067                  31,158
        11/30/97                 28,045                  32,599
        12/31/97                 28,763                  33,158
         1/31/98                 29,221                  33,525
         2/28/98                 30,882                  35,941
         3/31/98                 32,161                  37,780
         4/30/98                 32,403                  38,160
         5/31/98                 31,701                  37,505
         6/30/98                 32,358                  39,028
         7/31/98                 30,959                  38,613
         8/31/98                 26,213                  33,036
         9/30/98                 26,696                  35,153
        10/31/98                 28,302                  38,009
        11/30/98                 29,860                  40,312
        12/31/98                 30,579                  42,634
         1/31/99                 31,035                  44,416
         2/28/99                 28,886                  43,036
         3/31/99                 29,557                  44,758
         4/30/99                 30,621                  46,492
         5/31/99                 30,279                  45,394
         6/30/99                 31,126                  47,913
         7/31/99                 30,030                  46,417
         8/31/99                 28,552                  46,186
         9/30/99                 27,762                  44,920
        10/31/99                 29,727                  47,762
        11/30/99                 29,661                  48,737
        12/31/99                 30,937                  51,606
         1/31/00                 28,947                  49,013
         2/29/00                 27,883                  48,085
         3/31/00                 30,032                  52,790
         4/30/00                 29,060                  51,196
         5/31/00                 28,824                  50,146
         6/30/00                 28,521                  51,382

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal values may flactuate so that shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------


TOP TEN                                                               Percent of
HOLDINGS                                                              Net Assets
--------------------------------------------------------------------------------
Merrill Lynch & Co. 7.875%
 Convertible........................................................... 5.1%
 (Computers--Software & Services)
Intel Corp. ........................................................... 3.7
 (Electronics--Semiconductors)
Abbott Laboratories.................................................... 3.6
 (Health Care--Diversified)
Johnson & Johnson...................................................... 3.3
 (Health Care--Diversified)
Lucent Technologies, Inc. ............................................. 3.2
 (Telecommunications--Equipment)
Bristol-Myers Squibb Co. .............................................. 3.1
 (Health Care--Diversified)
Texaco, Inc. .......................................................... 3.0
 (Oil--International Integrated)
Albertson's, Inc. ..................................................... 2.9
 (Retail--Food Chains)
American Home Products Corp. .......................................... 2.8
 (Health Care--Diversified)
S3, Inc. .............................................................. 2.8
 (Computers--Peripherals)

TOP FIVE PURCHASES                                                        Cost
For the Period Ended June 30, 2000                                       (000's)
--------------------------------------------------------------------------------
J.D. Edwards & Co. .................................................... $11,479
S3, Inc. ..............................................................   6,919
Johnson & Johnson......................................................   6,277
Lucent Technologies, Inc. .............................................   4,170
AT&T Corp. ............................................................   3,815

TOP FIVE SALES                                                          Proceeds
For the Period Ended June 30, 2000                                       (000's)
--------------------------------------------------------------------------------
AMFM, Inc. .............................................................. $7,447
Merck & Co., Inc. .......................................................  7,406
BEA Systems, Inc. .......................................................  5,009
Iron Mountain, Inc. .....................................................  4,900
Nortel Networks Corp. ...................................................  4,454

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Health Care (Diversified...............................................  13%
Computers (Software & Services)........................................   9
Oil (International Integrated).........................................   7
Real Estate Investment Trust...........................................   6
Computers (Hardware)...................................................   5



Weightings As a Percent of Net Assets
--------------------------------------------------------------------------------

             [PIE CHART]

1 Large - Common Stocks: ($4 Bil. and above)           71.0%
2 Medium - Common Stocks: ($1.5 Bil. - $4 Bil.)        13.0%
3 Small - Common Stocks: (Less Than $1.5 Bil.)         10.0%
4 Preferred Stock:                                      5.0%
5 Cash & Other:                                         1.0%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO Dividend Income Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                 (000's)
-------------------------------------------------------------------------------
 COMMON STOCKS - 94.3%

 Airlines - 1.3%
     101,400 * Northwest Airlines Corp.                                 $ 3,086

 Banks (Major Regional) - 1.3%
      72,511 Bank of America Corp.                                        3,118

 Banks (Money Center) - 1.6%
      85,500 Chase Manhattan Corp.                                        3,938

 Beverages (Non-Alcoholic) - 3.7%
     130,000 PepsiCo, Inc.                                                5,777
      54,500 The Coca-Cola Co.                                            3,130

 Broadcasting (TV, Radio & Cable) - 1.0%
      34,300 * AMFM, Inc.                                                 2,367

 Chemicals - 1.2%
      64,000 Du Pont (E.I.) de Nemours & Co.                              2,800

 Communication Equipment - 0.9%
      29,000 Scientific-Atlanta, Inc.                                     2,161

 Computers (Hardware) - 5.1%
      56,700 * Dell Computer Corp.                                        2,796
      41,200 Hewlett-Packard Co.                                          5,145
     231,000 * MICROS Systems, Inc.                                       4,288

 Computers (Peripherals) - 3.4%
      27,500 * Go2Net, Inc.                                               1,384
     460,300 * S3, Inc.                                                   6,789

 Computers (Software & Services) - 4.0%
     142,100 * Cadence Design Systems, Inc.                               2,895
     449,300 * J.D. Edwards & Co.                                         6,768

 Electric Companies - 1.9%
     250,000 NIPSCO Industries, Inc.                                      4,656

 Electrical Equipment - 2.1%
      97,200 General Electric Co.                                         5,152

 Electronics (Semiconductors) - 3.7%
      66,400 Intel Corp.                                                  8,877

 Financial (Diversified) - 1.7%
      80,000 Federal National Mortgage Association                        4,175

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                 (000's)
-------------------------------------------------------------------------------
 Foods - 1.1%
     135,700 ConAgra, Inc.                                              $ 2,587

 Health Care (Diversified) - 12.8%
     195,800 Abbott Laboratories                                          8,725
     115,900 American Home Products Corp.                                 6,809
     128,000 Bristol-Myers Squibb Co.                                     7,456
      76,800 Johnson & Johnson                                            7,824

 Household Products (Non-Durables) - 3.6%
     104,000 Kimberly-Clark Corp.                                         5,967
      44,300 Procter & Gamble Co.                                         2,536

 Insurance (Multi-Line) - 1.7%
      75,000 Hartford Financial Services Group, Inc.                      4,195

 Manufacturing (Diversified) - 2.7%
      80,000 Minnesota Mining & Manufacturing Co.                         6,600

 Manufacturing (Specialized) - 1.0%
      90,000 Diebold, Inc.                                                2,509

 Office Equipment & Supplies - 1.2%
      88,900 * United Stationers, Inc.                                    2,878

 Oil (International Integrated) - 6.8%
      59,406 Exxon Mobil Corp.                                            4,663
      75,000 Royal Dutch Petroleum Co. (ADR)                              4,617
     135,000 Texaco, Inc.                                                 7,189

 Paper & Forest Products - 0.8%
      47,300 Weyerhaeuser Co.                                             2,034

 Railroads - 2.0%
     138,600 GATX Corp.                                                   4,712

 Real Estate Investment Trust - 6.4%
     100,000 Equity Residential Properties Trust                          4,600
     205,000 First Industrial Realty Trust, Inc.                          6,047
     185,000 Liberty Property Trust                                       4,798

 Retail (Building Supplies) - 0.6%
      30,600 Home Depot, Inc.                                             1,528


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO Dividend Income Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                 (000's)
-------------------------------------------------------------------------------
 Retail (Drug Stores) - 2.0%
     119,200 CVS Corp.                                                  $ 4,768

 Retail (Food Chains) - 2.9%
     206,700 Albertson's, Inc.                                            6,873

 Retail (General Merchandise) - 0.5%
      35,300 * Costco Wholesale Corp.                                     1,165

 Savings & Loans - 2.1%
     171,000 Washington Mutual, Inc.                                      4,938

 Services (Commercial & Consumer) - 4.1%
     124,700 Central Parking Corp.                                        2,954
      79,500 * Iron Mountain, Inc.                                        2,703
      72,300 United Parcel Service, Inc. (Class B)                        4,266

 Services (Data Processing) - 0.7%
      33,300 Automatic Data Processing, Inc.                              1,784

 Telecommunications (Equipment) - 3.2%
     129,200 Lucent Technologies, Inc.                                    7,655

 Telecommunications (Long Distance) - 1.0%
      73,000 AT&T Corp.                                                   2,309

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                 (000's)
-------------------------------------------------------------------------------
 Telephone - 3.3%
      67,000 GTE Corp.                                                $   4,171
      82,950 * MCI WorldCom, Inc.                                         3,805

 Waste Management - 0.8%
     121,500 Landauer, Inc.                                               1,891
                                                                      ---------
 TOTAL COMMON STOCKS                                                    226,858
                                                                      ---------

 PREFERRED STOCKS - 5.1%

 Computers (Software & Services) - 5.1%
     414,200 Merrill Lynch & Co.
             7.875% Convertible                                          12,374
                                                                      ---------
 TOTAL PREFERRED STOCKS                                                  12,374
                                                                      ---------

 CASH EQUIVALENTS - 0.4%

 Investment Companies
     886,192 AIM Short-Term Investments Co.
             Liquid Assets Money Market
             Portfolio (Institutional Shares)                               886
                                                                      ---------
 TOTAL CASH EQUIVALENTS                                                     886
                                                                      ---------
 TOTAL INVESTMENTS - 99.8%                                              240,118
 Other Assets, less Liabilities                                             477
                                                                      ---------
 NET ASSETS                                                           $ 240,595
                                                                      =========
-------------------------------------------------------------------------------

*  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                             SAFECO Northwest Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
WILLIAM B.       SAFECO Northwest Fund remained well ahead of the Lipper
WHITLOW average for multi-cap core funds and the S&P 500 for the six months and year ended June 30, 2000.

                 While our heavy weighting in technology is responsible for the Fund's outperformance over those periods, it caused the Fund to lag in the second quarter. Still, I am pleased with the way the portfolio weathered the storm April and May unleashed on the technology sector. Our well-calculated, but aggressive, approach to high tech enabled us to benefit in the red-hot speculative market; while our balancing act kept us from getting burned.

   We continue to take small positions in numerous companies that generally enable, rather than use, the Internet. We balance our heavy weighting in technology with "old economy" stocks. Indeed, our consumer staples, basic industry and financial stocks--namely Albertson's, Washington Mutual, Starbucks, Weyerhaeuser and Kroger--cushioned the Fund through the tech correction.

   Microsoft fell 33% over the first half of 2000 on concerns surrounding its anti-trust case and I actually bought a little bit. I believe Microsoft will come back no matter how its legal issues are resolved.

   Still, many of the Internet stocks have yet to--and may never--regain their highs. During the second quarter, we weeded N2H2 from our portfolio and added to other positions when they came into our price range, including Internet companies InterNap and Go2Net.

   Demand for its commodity memory chips, primarily for PCs and cell phones, powered Micron Technologies through the correction. It was the Fund's biggest contributor, up 130% through June 30.

   I have kept the Fund positioned to take advantage of what I think are the drivers of the Northwest's economy. Going forward I will continue to manage in a growth style, while remaining sensitive to value and risk.

William B. Whitlow

--------------------------------------------------------------------------------

William B. Whitlow began his career at SAFECO in 1976 and left in 1980. Before re-joining SAFECO in April 1997 as Northwest Fund Manager, he was Director of Research at Pacific Crest Securities. He holds a BA in chemistry from the University of Colorado and an MBA from the University of California at Berkeley. He is a CFA and a member of the Washington State Governor's Council of Economic Advisors.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              [PERFORMANCE GRAPH]

                     PERFORMANCE OVERVIEW - NO LOAD CLASS

Average Annual Total Return
for the period ended
June 30, 2000                 Six-Month*   1 Year    5 Year   Since Inception**
-------------------------------------------------------------------------------
SAFECO Northwest Fund           7.26%      39.87%    21.80%        16.21%

S&P 500 Index                  (0.43)%      7.24%    23.79%        22.45%

Lipper, Inc. (Multi-Cap
 Core Funds)                    2.57%      11.60%    19.54%         N/A

WM Group NW 50 Index           (4.66)%      1.08%    23.60%        16.54%

*  Not Annualized
** Graph and average annual return comparison begins February 7, 1991, inception date of the fund

                  SAFECO Northwest Fund     S&P 500 Index   WM GROUP NW 50 Index
                  ---------------------     -------------   --------------------
  2/7/91                 10,000
 2/28/91                 10,130                 10,000           10,000
 3/31/91                 10,357                 10,242           10,392
 4/30/91                 10,660                 10,266           10,633
 5/31/91                 11,024                 10,708           11,255
 6/30/91                 10,379                 10,217           10,489
 7/31/91                 10,998                 10,693           10,981
 8/31/91                 11,454                 10,946           11,410
 9/30/91                 11,173                 10,763           11,177
10/31/91                 11,061                 10,907           11,156
11/30/91                 10,380                 10,469           10,697
12/31/91                 11,643                 11,664           11,963
 1/31/92                 12,144                 11,447           12,572
 2/29/92                 12,533                 11,595           12,744
 3/31/92                 12,258                 11,370           12,322
 4/30/92                 11,828                 11,703           11,744
 5/31/92                 11,950                 11,760           11,623
 6/30/92                 11,573                 11,586           11,201
 7/31/92                 11,840                 12,059           11,301
 8/31/92                 11,522                 11,812           10,976
 9/30/92                 12,002                 11,951           11,393
10/31/92                 12,403                 11,992           11,830
11/30/92                 12,927                 12,399           12,345
12/31/92                 13,282                 12,551           12,353
 1/31/93                 13,334                 12,656           12,432
 2/28/93                 12,680                 12,829           12,028
 3/31/93                 13,176                 13,099           12,508
 4/30/93                 12,638                 12,783           12,211
 5/31/93                 12,912                 13,124           12,497
 6/30/93                 12,791                 13,162           12,212
 7/31/93                 12,685                 13,109           11,757
 8/31/93                 13,044                 13,605           12,223
 9/30/93                 13,035                 13,498           11,932
10/31/93                 13,204                 13,777           12,343
11/30/93                 13,257                 13,646           12,592
12/31/93                 13,418                 13,811           12,743
 1/31/94                 13,655                 14,280           13,113
 2/28/94                 14,000                 13,893           13,294
 3/31/94                 13,407                 13,288           12,809
 4/30/94                 13,375                 13,459           12,754
 5/31/94                 13,580                 13,679           12,930
 6/30/94                 13,233                 13,344           12,520
 7/31/94                 13,427                 13,782           12,599
 8/31/94                 14,031                 14,346           13,308
 9/30/94                 13,711                 13,996           12,781
10/31/94                 13,580                 14,309           12,687
11/30/94                 13,243                 13,789           12,442
12/31/94                 13,210                 13,993           12,493
 1/31/95                 13,373                 14,355           12,439
 2/28/95                 13,711                 14,914           12,882
 3/31/95                 14,169                 15,354           13,290
 4/30/95                 14,354                 15,806           13,674
 5/31/95                 14,573                 16,436           13,659
 6/30/95                 15,291                 16,818           14,473
 7/31/95                 16,088                 17,375           15,005
 8/31/95                 16,230                 17,418           15,275
 9/30/95                 16,317                 18,153           15,817
10/31/95                 16,125                 18,088           15,432
11/30/95                 16,091                 18,882           15,641
12/31/95                 15,875                 19,245           15,811
 1/31/96                 16,026                 19,900           15,710
 2/29/96                 16,514                 20,085           16,054
 3/31/96                 17,513                 20,278           16,569
 4/30/96                 17,990                 20,577           17,546
 5/31/96                 18,292                 21,106           17,812
 6/30/96                 17,911                 21,187           17,716
 7/31/96                 17,062                 20,251           16,828
 8/31/96                 17,609                 20,679           17,643
 9/30/96                 17,885                 21,842           18,080
10/31/96                 17,431                 22,444           17,936
11/30/96                 18,197                 24,139           19,215
12/31/96                 18,262                 23,661           19,644
 1/31/97                 19,585                 25,138           20,502
 2/28/97                 19,598                 25,336           20,863
 3/31/97                 18,768                 24,297           20,266
 4/30/97                 19,443                 25,746           21,151
 5/31/97                 20,741                 27,312           22,863
 6/30/97                 21,935                 28,535           23,922
 7/31/97                 23,817                 30,805           26,083
 8/31/97                 23,194                 29,081           25,217
 9/30/97                 24,349                 30,673           26,959
10/31/97                 23,207                 29,649           25,154
11/30/97                 24,219                 31,021           26,659
12/31/97                 23,945                 31,553           26,033
 1/31/98                 23,724                 31,902           25,911
 2/28/98                 26,158                 34,201           28,536
 3/31/98                 26,490                 35,951           29,872
 4/30/98                 27,140                 36,313           30,098
 5/31/98                 25,162                 35,690           28,281
 6/30/98                 25,730                 37,138           30,030
 7/31/98                 24,153                 36,744           28,168
 8/31/98                 19,352                 31,437           23,651
 9/30/98                 20,473                 33,451           24,743
10/31/98                 21,759                 36,169           27,482
11/30/98                 23,613                 38,360           30,600
12/31/98                 24,782                 40,570           34,256
 1/31/99                 26,264                 42,266           35,968
 2/28/99                 25,243                 40,953           35,432
 3/31/99                 25,523                 42,591           37,914
 4/30/99                 26,096                 44,241           39,419
 5/31/99                 27,270                 43,196           39,469
 6/30/99                 29,311                 45,593           41,296
 7/31/99                 28,654                 44,170           38,129
 8/31/99                 28,668                 43,950           38,011
 9/30/99                 28,332                 42,745           37,238
10/31/99                 31,281                 45,450           39,173
11/30/99                 33,853                 46,377           39,811
12/31/99                 38,220                 49,107           43,781
 1/31/00                 38,144                 46,640           43,213
 2/29/00                 42,354                 45,757           44,947
 3/31/00                 43,290                 50,234           47,598
 4/30/00                 37,948                 48,718           43,221
 5/31/00                 36,258                 47,718           40,445
 6/30/00                 40,996                 48,895           41,741

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal values may flactuate so that shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------

Micron Technology, Inc. ................................................ 5.9%
 (Electronics--Semiconductors)
Microsoft Corp. ........................................................ 5.6
 (Computers--Software & Services)
Expeditors International of Washington, Inc. ........................... 5.0
 (Air Freight)
NEXTLINK Communications, Inc.
 (Class A).............................................................. 4.9
 (Telephone)
Western Wireless Corp. (Class A)........................................ 4.9
 (Telecommunications--Cellular/Wireless)
VoiceStream Wireless Corp. ............................................. 4.5
 (Telecommunications--Cellular/Wireless)
Hewlett-Packard Co. .................................................... 4.4
 (Computers--Hardware)
Intel Corp. ............................................................ 4.3
 (Electronics--Semiconductors)
Starbucks Corp. ........................................................ 4.1
 (Restaurants)
Kroger Co. ............................................................. 3.9
 (Retail--Food Chains)

TOP FIVE PURCHASES                                                        Cost
For the Period Ended June 30, 2000                                       (000's)
--------------------------------------------------------------------------------

Western Wireless Corp. (Class A)........................................ $5,500
AVT Corp. ..............................................................  4,497
Micron Technology, Inc. ................................................  3,753
Go2Net, Inc. ...........................................................  3,389
Weyerhaeuser Co. .......................................................  3,382

TOP FIVE SALES                                                          Proceeds
For the Period Ended June 30, 2000                                       (000's)
--------------------------------------------------------------------------------
TJ International, Inc. ................................................. $3,444
Mylan Laboratories, Inc. ...............................................  3,241
Alaska Air Group, Inc. .................................................  2,749
Corixa Corp. ...........................................................  2,139
WatchGuard Technologies, Inc. ..........................................  1,589

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Computers (Software & Services)........................................... 114%
Electronics (Semiconductors)..............................................  10
Telecommunications (Cellular/Wireless)....................................   9
Computers (Hardware)......................................................   7
Retail (Food Chains)......................................................   6


Weightings As a Percent of Net Assets
--------------------------------------------------------------------------------

             [PIE CHART]

1 Large - Common Stocks:   ($4 Bil. and above)           53.5%
2 Small - Common Stocks:   (Less Than $1.5 Bil.)         32.0%
3 Medium - Common Stocks:  ($1.5 Bil. - $4 Bil.)         14.2%
4 Cash & Other:                    0.3%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                             SAFECO Northwest Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                 (000's)
-------------------------------------------------------------------------------
 COMMON STOCKS - 99.6%

 Air Freight - 5.0%
     161,000 Expeditors International of Washington, Inc.               $ 7,648

 Airlines - 2.7%
     136,000 *Northwest Airlines Corp.                                    4,140

 Banks (Major Regional) - 1.4%
      75,000 U.S. Bancorp                                                 1,444
      74,800 West Coast Bancorp, Inc.                                       748

 Banks (Regional) - 0.4%
      79,000 Washington Banking Co.                                         681

 Biotechnology - 2.2%
      80,000 *Corixa Corp.                                                3,435

 Chemicals (Diversified) - 2.1%
     152,000 Penford Corp.                                                3,268

 Communication Equipment - 2.3%
     484,000 *AVT Corp.                                                   3,570

 Computers (Hardware) - 7.2%
     100,000 *Apex, Inc.                                                  4,375
      54,000 Hewlett-Packard Co.                                          6,743

 Computers (Peripherals) - 5.9%
     133,000 *click2learn.com, Inc.                                       2,344
      49,000 *Go2Net, Inc.                                                2,465
      78,000 *ImageX.com, Inc.                                              473
      30,000 *Loudeye Technologies, Inc.                                    523
      31,000 *Primus Knowledge Solutions, Inc.                            1,395
      36,000 *WatchGuard Technologies, Inc.                               1,978

 Computers (Software & Services) - 11.4%
      27,000 *Digimarc Corp.                                              1,039
      28,000 *F5 Networks, Inc.                                           1,528
      41,000 *Internap Network Services Corp.                             1,702
     108,000 *Microsoft Corp.                                             8,640
      95,000 *ONYX Software Corp.                                         2,820
      48,000 *WebTrends Corp.                                             1,857

 Electrical Equipment - 1.0%
      20,595 *Agilent Technologies, Inc.                                  1,519

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                 (000's)
-------------------------------------------------------------------------------
 Electronics (Semiconductors) - 10.2%
      50,000 Intel Corp.                                                $ 6,684
     104,000 *Micron Technology, Inc.                                     9,158

 Hardware & Tools - 0.5%
     141,000 *Jore Corporation                                              767

 Health Care (Diversified) - 2.4%
      62,000 American Home Products Corp.                                 3,642

 Health Care (Drugs--Generic & Other) - 1.0%
      59,000 *PathoGenesis Corp.                                          1,534

 Health Care (Major Pharmaceuticals) - 1.2%
     183,000 *Penwest Pharmaceuticals Co.                                 1,841

 Health Care (Medical Products & Supplies) - 4.3%
     229,000 *Protocol Systems, Inc.                                      3,650
     100,000 *SonoSite, Inc.                                              2,881

 Insurance (Life & Health) - 2.6%
     126,500 StanCorp Financial Group, Inc.                               4,064

 Iron & Steel - 1.7%
     161,000 Schnitzer Steel Industries, Inc.                             2,556

 Leisure Time (Products) - 1.0%
      94,000 *Ambassadors International, Inc.                             1,480

 Paper & Forest Products - 1.9%
      67,000 Weyerhaeuser Co.                                             2,881

 Restaurants - 4.1%
     164,000 *Starbucks Corp.                                             6,263

 Retail (Food Chains) - 6.2%
     109,000 Albertson's, Inc.                                            3,624
     269,000 *Kroger Co.                                                  5,935

 Retail (General Merchandise) - 2.7%
     124,000 *Costco Wholesale Corp.                                      4,092

 Retail (Specialty) - 0.8%
      33,000 *Amazon.com, Inc.                                            1,198

 Savings & Loans - 2.8%
     150,000 Washington Mutual, Inc.                                      4,331


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                             SAFECO Northwest Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Services (Data Processing) - 0.3%
     171,500 *ARIS Corp.                                               $     472

 Telecommunications (Cellular/Wireless) - 9.4%
      60,000 *VoiceStream Wireless Corp.                                   6,978
     139,000 *Western Wireless Corp. (Class A)                             7,576

 Telephone - 4.9%
     200,000 * NEXTLINK Communications,
              Inc. (Class A)                                               7,588
                                                                       ---------
 TOTAL COMMON STOCKS                                                     153,530
                                                                       ---------

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                 (000's)
--------------------------------------------------------------------------------
 CASH EQUIVALENTS - 0.4%

 Investment Companies
     681,028 AIM Short-Term Investments Co.
             Liquid Assets Money Market
             Portfolio (Institutional Shares)                         $     681
                                                                      ---------
 TOTAL CASH EQUIVALENTS                                                     681
                                                                      ---------
 TOTAL INVESTMENTS - 100.0%                                             154,211
 Other Assets, less Liabilities                                             (31)
                                                                      ---------
 NET ASSETS                                                           $ 154,180
                                                                      =========
--------------------------------------------------------------------------------

*  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                        SAFECO International Stock Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   The portfolio has outperformed the EAFE index and the Lipper averages for international funds through June 30, 2000.

   The first half of the year was marked by changing investor sentiment. As investors took profits and sent technology, telecom and media stocks from leaders to laggards, "old economy" stocks benefited. We suffered less than others from this volatility, having earlier trimmed our telecom and Japanese technology stocks and re-invested the proceeds into lower-valued, more attractive investments.

   Financial and pharmaceutical stocks drove the Fund's outperformance. Aventis' earnings growth accelerated on cost savings and increased drug sales. Other contributing pharmaceuticals were Swiss-quoted Novartis and UK-quoted AstraZeneca. Among the financial stocks, Netherlands-quoted ING Groep reduced surplus capital by expanding its business through the acquisition of U.S. based Reliastar. Paris-based AXA announced 33% revenue growth over the same period last year.

   Vodafone AirTouch, as well as other mobile operators fell on profit-taking and concerns over continued network expansion costs. Meanwhile Alcatel profited from exiting its low-growth and low-margin businesses to enter the surging broadband equipment arena.

   While economic data from the Eurozone is encouraging, growth in the UK has slowed. In Japan, the economy is showing signs of economic recovery, but that market declined, in part on investor impatience with the pace of reform. We took profits in some of our better-performing Japanese investments and redirected this money towards more value-orientated companies in Europe.

   At this juncture--with profit warnings from high-profile technology companies and aborted IPOs, we perceive a greater concern with company fundamentals and have positioned the portfolio to benefit from a broadening of the market into industry sectors largely ignored over the last two years.

Bank of Ireland
Asset Management (U.S.) Limited

--------------------------------------------------------------------------------

The Bank of Ireland Asset Management (U.S.) Limited (BIAM) investment committee is comprised of senior analysts and economists and headed by the company's chief financial officer. BIAM has managed international equities since 1966 and began managing U.S. Funds in 1989.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                     PERFORMANCE OVERVIEW - NO LOAD CLASS

Average Annual Total Return for the
period ended June 30, 2000            Six-Month*   1 Year   Since Inception**
-------------------------------------------------------------------------------
SAFECO International Stock Fund       (2.01)%     19.67%         13.15%

EAFE Index                            (4.63)%     15.72%          9.19%

Lipper, Inc. (International Funds)    (4.55)%     24.48%          N/A

*  Not Annualized
** Graph and average annual return comparison begins January 31, 1996, inception date of the fund

                    SAFECO International
                        Stock Fund                EAFE Index
                        ----------                ----------
 1/31/96                 10,000                     10,000
 2/29/96                  9,930                     10,021
 3/31/96                 10,040                     10,220
 4/30/96                 10,290                     10,504
 5/31/96                 10,250                     10,298
 6/30/96                 10,240                     10,342
 7/31/96                  9,840                     10,026
 8/31/96                 10,240                     10,035
 9/30/96                 10,454                     10,288
10/31/96                 10,585                     10,169
11/30/96                 11,249                     10,560
12/31/96                 11,423                     10,410
 1/31/97                 11,382                     10,033
 2/28/97                 11,534                     10,183
 3/31/97                 11,463                     10,207
 4/30/97                 11,514                     10,247
 5/31/97                 12,050                     10,900
 6/30/97                 12,414                     11,488
 7/31/97                 12,850                     11,660
 8/31/97                 11,747                     10,776
 9/30/97                 12,556                     11,366
10/31/97                 11,514                     10,478
11/30/97                 11,585                     10,358
12/31/97                 11,943                     10,435
 1/31/98                 12,203                     10,899
 2/28/98                 13,013                     11,584
 3/31/98                 13,522                     11,926
 4/30/98                 13,594                     12,007
 5/31/98                 13,719                     11,934
 6/30/98                 13,854                     12,010
 7/31/98                 14,010                     12,118
 8/31/98                 12,182                     10,602
 9/30/98                 11,444                     10,263
10/31/98                 12,317                     11,318
11/30/98                 13,272                     11,883
12/31/98                 13,646                     12,337
 1/31/99                 13,677                     12,286
 2/28/99                 13,594                     11,979
 3/31/99                 13,958                     12,464
 4/30/99                 14,633                     12,955
 5/31/99                 13,916                     12,273
 6/30/99                 14,415                     12,737
 7/31/99                 14,664                     13,100
 8/31/99                 14,716                     13,133
 9/30/99                 14,695                     13,251
10/31/99                 15,235                     13,732
11/30/99                 16,035                     14,194
12/31/99                 17,603                     15,454
 1/31/00                 16,554                     14,458
 2/29/00                 17,146                     14,833
 3/31/00                 17,779                     15,394
 4/30/00                 16,866                     14,570
 5/31/00                 16,679                     14,199
 6/30/00                 17,250                     14,739

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal values may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
Vodafone AirTouch, plc....................................................  4.9%
 (Telephone)
ING Groep NV..............................................................  3.4
 (Banks--Foreign)
Canon, Inc................................................................  2.5
 (Office Equipment & Supplies)
Vivendi...................................................................  2.5
 (Services--Commercial & Consumer)
Axa.......................................................................  2.4
 (Insurance--Multi-Line)
Hitachi, Ltd..............................................................  2.4
 (Electrical Equipment)
Telecom Italia SpA........................................................  2.4
 (Telephone)
Shell Transport & Trading Co., plc........................................  2.2
 (Oil--International Integrated)
Total Fina Elf SA.........................................................  2.2
 (Oil--International Integrated)
Nestle SA.................................................................  2.2
 (Foods)

TOP FIVE PURCHASES                                                       Cost
For the Period Ended June 30, 2000                                      (000's)
--------------------------------------------------------------------------------
NEC Corp.................................................................. $637
Hitachi, Ltd..............................................................  581
Koninklijke (Royal) Philips Electronics NV................................  474
Marconi, plc..............................................................  456
Reuters Group, plc........................................................  366

TOP FIVE SALES                                                          Proceeds
For the Period Ended June 30, 2000                                      (000's)
--------------------------------------------------------------------------------
Vodafone AirTouch, plc.................................................... $789
Sony Corp.................................................................  749
NTT Mobile Communication Network, Inc.....................................  637
Keyence Corp..............................................................  215
Pioneer Corp..............................................................  209

                                                                      Percent of
TOP FIVE COUNTRIES                                                    Net Assets
--------------------------------------------------------------------------------
United Kingdom.............................................................  26%
Japan......................................................................  18
Netherlands................................................................  12
France.....................................................................  11
Switzerland................................................................   9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO International Stock Fund
                              As of June 30, 2000
                                  (Unaudited)

                                                                          VALUE
 SHARES                                                                 (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 97.1%
 Australia - 3.6%
       6,755 Brambles Industries, Ltd.                                $     209
             Services (Commercial & Consumer)
      21,500 National Australia Bank, Ltd.                                  361
             Banks (Foreign)
      43,471 News Corp., Ltd.                                               601
             Publishing
      53,068 Telstra Corp., Ltd.                                            216
             Telephone
      26,977 Westpac Banking Corp., Ltd.                                    195
             Banks (Foreign)

 Denmark - 0.6%
       3,780 Tele Danmark AS-B                                              255
             Telephone

 France - 11.2%
      11,250 Alcatel                                                        741
             Telephone
      11,334 Aventis SA                                                     831
             Chemicals
       6,613 Axa                                                          1,046
             Insurance (Multi-Line)
       5,005 Compagnie Generale des Etablissements Michelin                 161
             Auto Parts & Equipment
       6,269 Total SA                                                       965
             Oil (International Integrated)
      12,324 Vivendi                                                      1,092
             Services (Commercial & Consumer)

 Germany - 3.6%
       6,710 Bayerische HypoVereinsbank AG                                  438
             Banks (Foreign)
      16,132 Bayerische Motoren Werke AG                                    489
             Automobiles
      12,506 VEBA AG                                                        616
             Electric Companies

 Hong Kong - 3.2%
      26,000 Cheung Kong Holdings, Ltd.                                     288
             Real Estate Investment Trust
      42,000 China Telecom (Hong Kong), Ltd.                                370
             Telecommunications (Cellular/Wireless)
      94,000 China Unicom, Ltd.                                             200
             Telecommunications (Cellular/Wireless)

                                                                          VALUE
 SHARES                                                                 (000's)
--------------------------------------------------------------------------------
      16,000 Hongkong Electric Holdings, Ltd.                         $      52
             Electric Companies
   1,476,000 PetroChina Co., Ltd.                                           307
             Oil & Gas (Exploration & Production)
      24,000 Sun Hung Kai Properties, Ltd.                                  172
             Real Estate Investment Trust

 Italy - 3.1%
      52,617 Ente Nazionale Idrocarburi SpA                                 305
             Oil (International Integrated)
      73,980 Telecom Italia SpA                                           1,021
             Telephone

 Japan - 18.3%
       2,200 Acom Co., Ltd.                                                 185
             Consumer Finance
      12,000 Bank of Tokyo--Mitsubishi, Ltd.                                145
             Banks (Foreign)
      22,000 Canon, Inc.                                                  1,098
             Office Equipment & Supplies
      11,000 Fuji Photo Film Co.                                            451
             Office Equipment & Supplies
      71,000 Hitachi, Ltd.                                                1,026
             Electrical Equipment
       5,000 Honda Motor Co., Ltd.                                          171
             Automobiles
       4,000 Hoya Corp.                                                     359
             Health Care (Medical Products & Supplies)
       9,000 Kao Corp.                                                      276
             Personal Care
       4,000 Murata Manufacturing Co., Ltd.                                 575
             Electrical Equipment
      27,000 NEC Corp.                                                      849
             Electronics (Semiconductors)
          27 Nippon Telegraph & Telephone Corp.                             360
             Telephone
          16 NTT Mobile Communication Network, Inc.                         434
             Telephone
       1,600 Rohm Co., Ltd.                                                 469
             Electrical Equipment
       9,000 Shiseido Co., Ltd.                                             139
             Personal Care
       4,500 Sony Corp.                                                     421
             Electrical Equipment
      12,000 Takeda Chemical Industries                                     789
             Health Care (Major Pharmaceuticals)
       1,600 Takefuji Corp.                                                 194
             Consumer Finance


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO International Stock Fund
                              As of June 30, 2000
                                  (Unaudited)

                                                                          VALUE
 SHARES                                                                 (000's)
-------------------------------------------------------------------------------
 Netherlands - 12.2%
      21,548 ABN Amro Holdings NV                                     $     530
             Banks (Foreign)
      20,449 Elsevier NV                                                    249
             Publishing
       6,450 Fortis NV                                                      189
             Financial (Diversified)
       3,660 Heineken NV                                                    224
             Beverages (Alcoholic)
      21,682 ING Groep NV                                                 1,472
             Banks (Foreign)
      17,000 Koninkijke KPN NV                                              764
             Telephone
      10,930 Koninklijke (Royal) Philips Electonics NV                      518
             Electronics (Semiconductors)
      15,595 Koninklijke Ahold NV                                           461
             Retail (Food Chains)
       7,525 Royal Dutch Petroleum Co.                                      470
             Oil (International Integrated)
       9,535 TNT Post Group NV                                              258
             Shipping
       2,955 VNU NV                                                         153
             Publishing

 New Zealand - 0.1%
      12,479 Telecom Corp of New Zealand, Ltd.                               44
             Telephone

 Portugal - 0.3%
       6,765 Electricidade de Portugal, SA                                  123
             Electric Companies

 Singapore - 1.3%
      25,122 DBS Group Holdings Ltd.                                        323
             Banks (Foreign)
      15,500 Oversea Chinese Banking Corp. Ltd.                             107
             Banks (Foreign)
      10,000 Singapore Press Holdings, Ltd.                                 156
             Publishing

 South Korea - 0.6%
       3,175 #Korea Telecom Corp. (ADR)                                     154
             Telephone
       4,600 #Pohang Iron & Steel Co., Ltd. (ADR)                           110
             Iron & Steel

                                                                          VALUE
 SHARES                                                                 (000's)
-------------------------------------------------------------------------------
 Spain - 2.4%
      45,100 Banco Santander Central Hispano, SA                      $     478
             Banks (Foreign)
      26,723 Telefonica SA                                                  576
             Telephone

 Sweden - 1.1%
      25,040 Telefonaktiebolaget LM Ericsson AB                             498
             Telecommunications (Long Distance)

 Switzerland - 9.2%
         233 Alusuisse Lonza Group AG                                       152
             Manufacturing (Diversified)
          63 Givaudan AG                                                     19
             Health Care (Specialized Services)
         233 Lonza AG                                                       122
             Chemicals
         475 Nestle SA                                                      954
             Foods
         439 Novartis AG                                                    698
             Health Care (Major Pharmaceuticals)
          63 Roche Holding AG                                               615
             Health Care (Major Pharmaceuticals)
         374 Schweizerische Rueckversicherungs - Gesellschaft               765
             Insurance (Multi-Line)
       4,380 UBS AG                                                         644
             Banks (Foreign)

 United Kingdom - 26.4%
       7,500 3I Group, plc                                                  154
             Investment Management
      33,585 Allied Zurich, plc                                             396
             Insurance (Multi-Line)
      10,775 AstraZeneca Group, plc                                         503
             Health Care (Medical Products & Supplies)
      29,225 Barclays, plc                                                  725
             Banks (Foreign)
      11,837 British American Tobacco, plc                                   79
             Tobacco

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO International Stock Fund
                              As of June 30, 2000
                                  (Unaudited)

                                                                           VALUE
 SHARES                                                                  (000's)
--------------------------------------------------------------------------------
      46,540 Cable & Wireless, plc                                     $     790
             Telephone
      49,110 Cadbury Schweppes, plc                                          322
             Beverages (Non-Alcoholic)
      54,098 Diageo, plc                                                     484
             Beverages (Alcoholic)
      20,286 EMI Group, plc                                                  188
             Leisure Time (Products)
      26,660 Glaxo Wellcome, plc                                             776
             Health Care (Major
             Pharmaceuticals)
      61,290 Granada Group, plc                                              603
             Leisure Time (Products)
      58,540 Hilton Group, plc                                               205
             Lodging (Hotels)
      95,119 Ivensys, plc                                                    357
             Manufacturing (Diversified)
      55,132 Lloyds TSB Group, plc                                           522
             Banks (Foreign)
      37,050 Marconi, plc                                                    481
             Communication Equipment
       9,150 Old Mutual, plc                                                  20
             Insurance (Multi-Line)
      10,250 Pearson, plc                                                    322
             Publishing
      48,880 Prudential, plc                                                 716
             Insurance (Multi-Line)
       6,590 Railtrack Group, plc                                            102
             Railroads

                                                                           VALUE
 SHARES                                                                  (000's)
--------------------------------------------------------------------------------
      20,100 Reuters Group, plc                                        $     344
             Services (Commercial &
             Consumer)
       2,850 RMC Group, plc                                                   37
             Building Materials
     115,604 Shell Transport & Trading Co.,
             plc                                                             972
             Oil (International Integrated)
      12,650 The Peninsular and Oriental
             Steam Navigation Co                                             108
             Shipping
      19,100 TI Group, plc                                                   103
             Manufacturing (Diversified)
     523,944 Vodafone AirTouch, plc                                        2,124
             Telephone
                                                                       ---------
 TOTAL COMMON STOCKS                                                      42,131
                                                                       ---------
 TOTAL INVESTMENTS - 97.1%                                                42,131
 Domestic Cash                                                               942
 Foreign Cash                                                                176
 Other Assets, less Liabilities                                              121
                                                                       ---------
                                                                           1,239
                                                                       ---------
 NET ASSETS                                                            $  43,370
                                                                       =========
--------------------------------------------------------------------------------

# Security traded on NYSE and valued in USD.

INDUSTRY                                                              Percent of
DIVERSIFICATION                                                       Net Assets
--------------------------------------------------------------------------------
Telephone...........................................................     17.3%
Banks (Foreign).....................................................     13.7
Insurance (Multi-Line)..............................................      6.8
Health Care (Major
 Pharmaceuticals)...................................................      6.6
Oil (International Integrated)......................................      6.3
Electrical Equipment................................................      5.7
Services (Commercial & Consumer)....................................      3.8
Office Equipment & Supplies.........................................      3.6
Publishing..........................................................      3.4
Electronics (Semiconductors)........................................      3.2
Foods...............................................................      2.2
Chemicals...........................................................      2.2
Health Care (Medical Products &
 Supplies)..........................................................      2.0
Leisure Time (Products).............................................      1.8
Electric Companies..................................................      1.8
Beverages (Alcoholic)...............................................      1.6
Automobiles.........................................................      1.5
Manufacturing (Diversified).........................................      1.4
Telecommunications
 (Cellular/Wireless)................................................      1.3

INDUSTRY                                                              Percent of
DIVERSIFICATION                                                       Net Assets
--------------------------------------------------------------------------------
Communication Equipment.............................................      1.1%
Telecommunications (Long
 Distance)..........................................................      1.1
Real Estate Investment Trust........................................      1.1
Retail (Food Chains)................................................      1.1
Personal Care.......................................................      1.0
Consumer Finance....................................................      0.9
Shipping............................................................      0.8
Beverages (Non-Alcoholic)...........................................      0.7
Oil & Gas (Exploration &
 Production)........................................................      0.7
Lodging (Hotels)....................................................      0.5
Financial (Diversified).............................................      0.4
Auto Parts & Equipment..............................................      0.4
Investment Management...............................................      0.3
Iron & Steel........................................................      0.3
Railroads...........................................................      0.2
Tobacco.............................................................      0.2
Building Materials..................................................      0.1
                                                                         ----
                                                                         97.1%
                                                                         ====


                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                              SAFECO Balanced Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]          For the six months ending June 30, the Fund remains behind
REX BENTLEY   the Lipper Balanced Fund universe and its aggregate (60% S&P
              500/40% Lehman Gov./Corp.) index. The underperformance came early in the period, and is attributable to the year-to-date underperformance of value versus growth investing. However, Value investing shined long enough in the second quarter for the Balanced Fund to enjoy its best relative performance against its peers and benchmark index in some time.

                 Relative to the S&P 500, the Fund benefited by its
              underweighting in the poor-performing technology sector and its selections within that sector. Our holdings in Micron Technology and Hewlett-Packard climbed while tech sold off.
We also benefited by our overweighting in healthcare, our REITs (Real Estate Investment Trusts), insurance stocks, and our stake in Washington Mutual. It advanced nearly 10% after having lagged for some time.


   Costco dropped over 50% on an earnings shortfall. We added to it, as well as Procter & Gamble and McDonalds; at what we believe to be very attractive valuations. We added to Bank of America and Washington Mutual after the Federal Reserve raised interest rates. We eliminated Dean Foods, Mylan Labs, and
PeopleSoft as their outlooks deteriorated.

   At June 30, based on this year's earnings forecast, the price earnings ratio (P/E), a measure of stock price in relation to
company earnings, of the S&P 500 was 25.3; the Fund's P/E is             [PHOTO]
16.2.                                                             MICHAEL HUGHES

   The bond portion of the Balanced Fund has outperformed. In the first quarter, as long-term Treasuries outperformed, we benefited by our underweighting in non-Treasury securities. During the second quarter, we increased our allocation to asset- and mortgage-backed credits, which were historically cheap, and the fund outperformed as they recovered.

                 Yield premiums on non-Treasury securities remain extremely generous and we believe these sectors will outperform over the second half of the year. We will continue to overweight mortgage- and asset-backed securities because of their minimal credit risk.

[PHOTO]          We are encouraged by the Fund's relative performance in the
LYNETTE D.    latest quarter and believe that we have positioned the Fund to
SAGRELD       provide competitive, risk-adjusted returns in the future.


Rex Bentley
Michael Hughes
Lynette D. Sagvold

--------------------------------------------------------------------------------

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Michael Hughes joined SAFECO as portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from the University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO in 1995 as a portfolio manager and insurance analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                      PERFORMANCE OVERVIEW - NO-LOAD CLASS

Average Annual Total Return for the                                     Since
period ended June 30, 2000                      Six Month*    1 Year Inception**
--------------------------------------------------------------------------------
SAFECO Balanced Fund                               (1.32)%    (4.60)%     8.93%

60% S&P 500/40% Lehman Brothers Gov't./Corp Index   1.41%      6.07%     15.65%

S&P 500 Index                                      (0.43)%     7.24%      2.47%

Lipper, Inc. (Balanced Funds)                       1.34%      4.40%       N/A

 * Not Annualized
** Graph and average annual return comparison begins January 31, 1996, inception date of the fund

                               S&P 500/Lehman
             SAFECO Balanced   Brothers Gov't./   S&P 500
                  Fund         Corp. Index         Index
             ---------------   ----------------   -------
 1/31/96         10,000            10,000         10,000
 2/29/96          9,950             9,971         10,093
 3/31/96         10,017             9,996         10,190
 4/30/96         10,077            10,060         10,340
 5/31/96         10,218            10,213         10,607
 6/30/96         10,345            10,289         10,647
 7/31/96         10,112            10,016         10,177
 8/31/96         10,243            10,135         10,392
 9/30/96         10,599            10,555         10,976
10/31/96         10,813            10,829         11,279
11/30/96         11,272            11,415         12,131
12/31/96         11,140            11,225         11,890
 1/31/97         11,473            11,675         12,633
 2/28/97         11,567            11,743         12,732
 3/31/97         11,163            11,381         12,210
 4/30/97         11,414            11,877         12,938
 5/31/97         11,896            12,388         13,725
 6/30/97         12,209            12,807         14,340
 7/31/97         12,905            13,620         15,480
 8/31/97         12,420            13,051         14,614
 9/30/97         12,760            13,598         15,414
10/31/97         12,621            13,360         14,900
11/30/97         12,834            13,796         15,589
12/31/97         12,993            14,004         15,856
 1/31/98         13,083            14,172         16,031
 2/28/98         13,654            14,856         17,187
 3/31/98         13,964            15,398         18,066
 4/30/98         13,885            15,530         18,248
 5/31/98         13,761            15,391         17,935
 6/30/98         13,806            15,875         18,663
 7/31/98         13,500            15,760         18,465
 8/31/98         12,593            14,251         15,798
 9/30/98         13,275            14,995         16,810
10/31/98         13,983            15,780         18,176
11/30/98         14,417            16,469         19,277
12/31/98         14,626            17,147         20,387
 1/31/99         14,638            17,694         21,240
 2/28/99         14,183            17,180         20,580
 3/31/99         14,388            17,698         21,403
 4/30/99         15,026            18,208         22,232
 5/31/99         15,014            17,842         21,707
 6/30/99         15,287            18,550         22,912
 7/31/99         14,984            18,108         22,196
 8/31/99         14,633            18,038         22,086
 9/30/99         14,296            17,718         21,481
10/31/99         14,723            18,546         22,840
11/30/99         14,699            18,822         23,306
12/31/99         14,779            19,616         24,678
 1/31/00         14,191            18,867         23,433
 2/29/00         13,565            18,662         22,991
 3/31/00         14,596            20,081         25,239
 4/30/00         14,571            19,600         24,477
 5/31/00         14,659            19,294         23,975
 6/30/00         14,584            19,749         24,567

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index.. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN STOCK HOLDINGS                                                Net Assets
--------------------------------------------------------------------------------
Intel Corp.........................................................      2.0%
 (Electronics--Semiconductors)
Lucent Technologies, Inc...........................................      1.9
 (Telecommunications--Equipment)
Harford Financial Services Group,
 Inc...............................................................      1.8
 (Insurance--Multi-Line)
Abbott Laboratories................................................      1.8
 (Health Care--Diversified)
Johnson & Johnson..................................................      1.7
 (Health Care--Diversified)
Albertson's, Inc...................................................      1.6
 (Retail--Food Chains)
Washington Mutual, Inc.............................................      1.5
 (Savings & Loans)
ALLTEL Corp........................................................      1.5
 (Telephone)
Exxon Mobil Corp...................................................      1.5
 (Oil--International Integrated)
The Gillette Co....................................................      1.5
 (Personal Care)

TOP FIVE PURCHASES (Common Stocks)
For the Period Ended June 30, 2000                                  Cost (000's)
--------------------------------------------------------------------------------
The Gillette Co....................................................     $288
Procter & Gamble Co................................................      265
McDonald's Corp....................................................      226
United Parcel Service, Inc. (Class
 B)................................................................      218
Diebold, Inc.......................................................      198

TOP FIVE SALES (Common Stocks)                                          Proceeds
For the Period Ended June 30, 2000                                      (000's)
--------------------------------------------------------------------------------
Kimberly-Clark Corp................................................       $395
Nortel Networks Corp...............................................        355
Mylan Laboratories, Inc............................................        296
PepsiCo, Inc.......................................................        290
Hewlett-Packard Co.................................................        230

                                                                      Percent of
TOP FIVE INDUSTRIES (Common Stocks)                                   Net Assets
--------------------------------------------------------------------------------
Telephone..........................................................         7%
Health Care (Diversified)..........................................         6
Oil (International Integrated).....................................         4
Electronics (Semiconductors).......................................         3
Real Estate Investment Trust.......................................         3


 Weightings As a Percent of Net Assets
---------------------------------------

            [PIE CHART]

1 Large - Common Stocks:
    ($4 Bil. and above)           56.0%
2 Mortgage Backed Securities:     12.0%
3 U.S. Government Securities:     11.0%
4 Corporate Bonds:                10.0%
5 Asset Backed Securities          5.0%
6 Medium - Common Stocks:
    ($1.5 Bil. - $4 Bil.)          3.0%
7 Small - Common Stocks:
    (Less Than $1.5 Bil.)          2.0%
8 Cash & Other                     1.0%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                              SAFECO Balanced Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                 (000's)
-------------------------------------------------------------------------------
 COMMON STOCKS - 61.6%

 Banks (Major Regional) - 1.9%
       5,500 Bank of America Corp.                                    $     236
       7,800 KeyCorp                                                        137

 Banks (Money Center) - 1.3%
       5,400 Chase Manhattan Corp.                                          249

 Chemicals - 1.9%
       3,400 Du Pont (E.I.) de Nemours & Co.                                149
       5,800 Praxair, Inc.                                                  217

 Computers (Hardware) - 2.3%
       3,200 * Apple Computer, Inc.                                         168
       2,100 Hewlett-Packard Co.                                            262

 Computers (Software & Services) - 0.6%
       5,400 * Cadence Design Systems, Inc.                                 110

 Electric Companies - 1.1%
      11,700 NIPSCO Industries, Inc.                                        218

 Electrical Equipment - 1.7%
         800 * Agilent Technologies, Inc.                                    59
       4,500 Emerson Electric Co.                                           272

 Electronics (Semiconductors) - 3.1%
       2,800 Intel Corp.                                                    374
       2,300 * Micron Technology, Inc.                                      203

 Entertainment - 1.1%
       5,500 The Walt Disney Co.                                            213

 Financial (Diversified) - 2.6%
       4,300 American General Corp.                                         262
       4,200 Federal National Mortgage Association                          219

 Foods - 0.7%
       6,600 ConAgra, Inc.                                                  126

 Health Care (Diversified) - 6.0%
       7,600 Abbott Laboratories                                            339
       4,700 American Home Products Corp.                                   276
       3,300 Bristol-Myers Squibb Co.                                       192
       3,200 Johnson & Johnson                                              326

 Household Products (Non-Durables) - 1.3%
       4,400 Procter & Gamble Co.                                           252

 SHARES OR
 PRINCIPAL                                                 VALUE
 AMOUNT                                                  (000's)
----------------------------------------------------------------
 Insurance (Life & Health) - 1.1%
      10,700 UnumProvident Corp.                       $     215

 Insurance (Multi-Line) - 1.8%
       6,100 Hartford Financial Services Group, Inc.         341

 Manufacturing (Diversified) - 2.5%
      10,900 Crane Co.                                       265
       2,500 Minnesota Mining & Manufacturing Co.            206

 Manufacturing (Specialized) - 1.1%
       7,700 Diebold, Inc.                                   215

 Office Equipment & Supplies - 1.2%
      11,200 Xerox Corp.                                     232

 Oil & Gas (Drilling & Equipment) - 0.9%
       3,500 Halliburton Co.                                 165

 Oil (International Integrated) - 3.8%
       2,000 Chevron Corp.                                   170
       3,588 Exxon Mobil Corp.                               282
       4,900 Texaco, Inc.                                    261

 Paper & Forest Products - 0.8%
       5,000 International Paper Co.                         149

 Personal Care - 1.5%
       8,000 The Gillette Co.                                279

 Publishing (Newspapers) - 0.9%
       4,100 New York Times Co. (Class A)                    162

 Real Estate Investment Trust - 2.7%
       3,200 Equity Residential Properties Trust             147
       6,800 First Industrial Realty Trust, Inc.             201
       5,800 Liberty Property Trust                          150

 Restaurants - 1.0%
       6,000 McDonald's Corp.                                198

 Retail (Department Stores) - 0.6%
       4,650 May Department Stores Co.                       112

 Retail (Drug Stores) - 1.3%
       6,400 CVS Corp.                                       256

 Retail (Food Chains) - 1.6%
       9,049 Albertson's, Inc.                               301


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                              SAFECO Balanced Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                 (000's)
-------------------------------------------------------------------------------
 Retail (General Merchandise) - 1.1%
       6,500 *Costco Wholesale Corp.                                  $     214

 Savings & Loans - 1.5%
      10,100 Washington Mutual, Inc.                                        292

 Services (Advertising/Marketing) - 1.2%
       5,300 Interpublic Group Cos., Inc.                                   228

 Services (Commercial & Consumer) - 1.1%
       3,700 United Parcel Service, Inc. (Class B)                          218

 Telecommunications (Equipment) - 1.9%
       6,200 Lucent Technologies, Inc.                                      367

 Telephone - 6.5%
       4,700 ALLTEL Corp.                                                   291
       9,000 CenturyTel, Inc.                                               259
       3,700 GTE Corp.                                                      230
       5,400 *MCI WorldCom, Inc.                                            248
       4,800 SBC Communications, Inc.                                       208
                                                                      ---------
 TOTAL COMMON STOCKS                                                     11,721
                                                                      ---------

 CORPORATE BONDS - 10.4%

 Banks (Money Center) - 0.9%
     165,000 Bank of America Corp.
             7.80%, due 2/15/10                                             164

 Beverages (Alcoholic) - 0.7%
     125,000 Anheuser-Busch Cos., Inc.
             7.50%, due 3/15/12                                             125

 Financial (Diversified) - 2.9%
     155,000 Ford Motor Credit Co.
             7.375%, due 10/28/09                                           150
     150,000 General Motors Acceptance Corp.
             5.95%, due 3/14/03                                             144
     125,000 Hertz Corp.
             7.00%, due 7/01/04                                             122
     130,000 Newcourt Credit Group, Inc.
             6.875%, due 2/16/05                                            125

 Investment Banking & Brokerage - 0.9%
     165,000 Morgan Stanley Dean Witter Co.
             8.00%, due 6/15/10                                             167

 Manufacturing (Diversified) - 1.0%
     210,000 Tyco International Group SA
             6.375%, due 6/15/05                                            198

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                 (000's)
-------------------------------------------------------------------------------
 Publishing (Newspapers) - 1.1%
     210,000 Times-Mirror Co.
             6.65%, due 10/15/01                                      $     208

 Retail (General Merchandise) - 1.4%
      60,000 Sears Roebuck & Co.
             6.25%, due 1/15/04                                              58
     205,000 Wal-Mart Stores, Inc.
             6.15%, due 8/10/01                                             203

 Telecommunications (Cellular/Wireless) - 1.6%
     110,000 TCI Communications, Inc.
             8.00%, due 8/01/05                                             113
     195,000 Worldcom, Inc.
             8.00%, due 5/15/06                                             197
                                                                      ---------
 TOTAL CORPORATE BONDS                                                    1,974
                                                                      ---------

 ASSET BACKED SECURITIES - 5.0%

 Electric Companies - 0.8%
     170,000 ComEd Transitional Funding Trust
             5.63%, due 6/25/09                                             157

 Financial (Diversified) - 4.1%
     254,000 Citicorp Mortgage Securities, Inc.
             6.50%, due 6/25/29                                             230
     115,000 CNH Equipment Trust
             7.34%, due 2/16/07                                             115
     180,000 Fleet Credit Card Master
             6.90%, due 4/16/07                                             178
     265,000 Providian Master Trust
             7.49%, due 8/17/09                                             268
                                                                      ---------
 TOTAL ASSET BACKED SECURITIES                                              948
                                                                      ---------

 MORTGAGE BACKED SECURITIES - 12.2%

 Federal Home Loan Mortgage Corp. (FHLMC) - 1.0%
     185,400 7.50%, due 10/01/29                                            183

 Federal National Mortgage Association (FNMA) - 8.4%
     283,255 6.00%, due 1/01/29                                             260
     130,000 6.00%, due 6/01/30                                             119
     156,386 6.50%, due 1/01/15                                             151
     187,724 7.00%, due 3/01/12                                             185
     299,027 8.00%, due 12/01/29                                            300
     227,505 8.00%, due 2/01/30                                             229
     171,730 8.00%, due 2/15/29                                             173
     164,393 8.00%, due 4/01/20                                             166


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                              SAFECO Balanced Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Government National Mortgage Association (GNMA) - 2.9%
                23,486 6.00%, due 4/15/14                   $                22
               132,741 6.00%, due 8/15/13                                   127
               224,433 7.00%, due 4/15/28                                   218
                57,127 7.00%, due 8/15/28                                    55
               132,026 7.75%, due 10/15/29                                  132
                                                            -------------------
 TOTAL MORTGAGE BACKED SECURITIES                                         2,320
                                                            -------------------

 U.S. GOVERNMENT OBLIGATIONS - 10.8%

 Federal National Mortgage Association (FNMA) - 1.8%
               340,000 Discount Note
                       0.00%, due 9/07/00                                   336

 U.S. Federal Agency Notes - 3.2%
               655,000 5.125%, due 2/13/04                                  615

 U.S. Treasury Notes - 5.8%
               975,000 7.50%, due 11/15/16                                1,098
                                                            -------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS                                        2,049
                                                            -------------------

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 CASH EQUIVALENTS - 0.4%

 Investment Companies
      69,126 AIM Short-Term Investments Co. Liquid Assets Money
             Market Portfolio (Institutional Shares)                  $      69
                                                                      ---------
 TOTAL CASH EQUIVALENTS                                                      69
                                                                      ---------
 TOTAL INVESTMENTS - 100.4%                                              19,081
 Other Assets, less Liabilities                                             (62)
                                                                      ---------
 NET ASSETS                                                           $  19,019
                                                                      =========
--------------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                        SAFECO Small Company Value Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


[PHOTO]
GREG EISEN       The Small Company Value Fund's one-year total return is
              double that of its peers. However, the Fund is behind the index and Lipper small cap value group for the six months.

                 The Fund outperformed over the longer term by owning stocks that moved into the growth mode and by participating in the previously hot initial public offering market. The second quarter underperformance is largely due to earnings shortfalls. In each case, the setbacks appear temporary and I'm holding the stocks.

   MICROS fell 70% in the second quarter on disappointing sales and revenue. I believe spending will resume, and MICROS, a proven leader in hospitality software systems, will get the business.

   A change in insurance regulation caused slower sales at Portamedic, Hooper Holmes' largest subsidiary. This caused a second-quarter earnings shortfall. I think this company is set to resume its historical growth rates in an expanded marketplace. In addition to no debt and good cash flow, Portamedic has systems in place to participate in Web-based distribution of life insurance.

   S3's stock fell as the company divested its money-losing graphics-card business to concentrate on Internet appliances, such as the MP3 Rio Player, and its semiconductor business.

   On the up side, GSI Lumonics flew into our top ten. I initiated the position in the second quarter and it doubled in value. This company makes lasers for three existing markets and is expanding into optical networking. Insight Enterprises, a position I built in the first quarter is also up over 100%. It's met great success telemarketing computer products to mid-size business. BSQUARE, another strong performer, is a company of ex-Microsoft talent that develops Windows CE operating systems for such devices as set-top boxes and palm-size computers.

   Going forward, I will continue to buy value in pursuit of growth.

Greg Eisen

--------------------------------------------------------------------------------

Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a Certified Public Accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                      PERFORMANCE OVERVIEW - NO-LOAD CLASS

Average Annual Total Return for the
period ended June 30, 2000          Six-Month*    1 Year     Since Inception
----------------------------------------------------------------------------
SAFECO Growth Opportunities Fund     (2.04)%     20.37%            7.06%

S&P 500 Index                        (3.08)%     14.51%           13.66%

Lipper, Inc. (Mid-Cap Core Funds)     6.54%       6.40%             N/A

 * Not Annualized
** Graph and average annual return comparison begins January, 31, 1996, inception date of the fund

                     SAFECO Small        Russell 2000
                    Co. Value Fund           Index
                    --------------       ------------
 1/31/96                10,000              10,000
 2/29/96                10,150              10,316
 3/31/96                10,490              10,521
 4/30/96                11,550              11,086
 5/31/96                12,350              11,531
 6/30/96                12,030              11,061
 7/31/96                11,220              10,096
 8/31/96                11,910              10,682
 9/30/96                12,183              11,099
10/31/96                12,162              10,927
11/30/96                12,024              11,375
12/31/96                12,501              11,667
 1/31/97                12,606              11,898
 2/28/97                12,342              11,610
 3/31/97                11,918              11,066
 4/30/97                11,675              11,093
 5/31/97                12,786              12,330
 6/30/97                13,464              12,854
 7/31/97                14,385              13,454
 8/31/97                14,670              13,757
 9/30/97                16,121              14,762
10/31/97                15,538              14,105
11/30/97                15,443              14,009
12/31/97                15,423              14,261
 1/31/98                15,325              14,044
 2/28/98                16,886              15,097
 3/31/98                18,458              15,731
 4/30/98                19,119              15,817
 5/31/98                18,078              14,969
 6/30/98                17,677              15,012
 7/31/98                15,640              13,786
 8/31/98                11,120              11,113
 9/30/98                11,673              11,973
10/31/98                11,413              12,464
11/30/98                11,586              13,123
12/31/98                12,096              13,942
 1/31/99                12,453              14,126
 2/28/99                11,684              12,987
 3/31/99                11,044              13,187
 4/30/99                10,936              14,368
 5/31/99                10,979              14,580
 6/30/99                11,229              15,235
 7/31/99                11,424              14,815
 8/31/99                10,817              14,269
 9/30/99                10,860              14,270
10/31/99                10,903              14,333
11/30/99                12,432              15,203
12/31/99                13,797              16,924
 1/31/00                13,201              16,650
 2/29/00                14,263              19,403
 3/31/00                14,534              18,127
 4/30/00                13,938              17,036
 5/31/00                12,865              16,042
 6/30/00                13,515              17,445

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index.. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

TOP TEN HOLDINGS                                           Percent of Net Assets
--------------------------------------------------------------------------------
Optimal Robotics Corp. ........................................... 4.6%
 (Computers--Hardware)
Rent-Way, Inc. ................................................... 4.2
 (Services--Commercial & Consumer)
Rent-A-Center, Inc. .............................................. 3.8
 (Services--Commercial & Consumer)
ACT Manufacturing, Inc. .......................................... 3.8
 (Electronics--Component
  Distributors)
Insight Enterprises, Inc. ........................................ 3.4
 (Retail--Computers & Electronics)
International Aircraft Investors,
 Inc. ............................................................ 3.3
 (Aerospace/Defense)
Landstar System, Inc. ............................................ 3.1
 (Trucking)
GSI Lumonics, Inc. ............................................... 3.1
 (Manufacturing--Diversified)
BSQUARE Corp. .................................................... 3.1
 (Computers--Software & Services)
Astec Industries, Inc. ........................................... 3.0
 (Engineering & Construction)

TOP FIVE PURCHASES
For the Period Ended June 30, 2000                                  Cost (000's)
--------------------------------------------------------------------------------
Audiovox Corp. (Class A)............................................... $888
Hooper Holmes, Inc.....................................................  867
Wet Seal, Inc. (Class A)...............................................  829
Insight Enterprises, Inc. .............................................  822
Alaska Air Group, Inc. ................................................  802

TOP FIVE SALES
For the Period Ended June 30, 2000                              Proceeds (000's)
--------------------------------------------------------------------------------
U.S. Foodservice.................................................... $1,370
BEA Systems, Inc. ..................................................    926
Vyyo, Inc. .........................................................    846
Alaska Air Group, Inc. .............................................    831
GRIC Communications, Inc. ..........................................    718

TOP FIVE INDUSTRIES                                        Percent of Net Assets
--------------------------------------------------------------------------------
Services (Commercial & Consumer)...................................  12%
Computers (Software & Services)....................................   7
Trucking...........................................................   7
Computers (Hardware)...............................................   6
Oil & Gas (Drilling & Equipment)...................................   6


Weightings As a Percent of Net Assets
--------------------------------------------------------------------------------

            [PIE CHART]

1 Medium - Common Stocks: ($250 Mil. - $750 Mil.)       48.0%
2 Small-Cap Common Stocks: (Under $1 Bil.)
    Small: (Under $250 Mil.)                            26.0%
    Large: (Over $750 Mil.)                             11.0%
3 Mid-Cap Common Stocks: ($1 Bil. - $4 Bil.)            14.0%
4 Cash & Other:                                          1.0%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO Small Company Value Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                               VALUE
 AMOUNT                                                                 (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 99.0%

 Aerospace/Defense - 3.3%
     186,950 *International Aircraft Investors, Inc.                   $     981

 Banks (Regional) - 2.0%
      42,857 Hanmi Bank (Los Angeles, CA)                                    587

 Communication Equipment - 4.7%
      51,000 *Concurrent Computer Corp.                                      669
      18,700 *SBS Technologies, Inc.                                         691

 Computers (Hardware) - 6.1%
      23,100 *MICROS Systems, Inc.                                           429
      35,100 *Optimal Robotics Corp.                                       1,347

 Computers (Peripherals) - 4.5%
      32,000 *Integrated Measurement Systems, Inc.                           504
      51,700 *S3, Inc.                                                       763
       1,700 *Versata, Inc.                                                   69

 Computers (Software & Services) - 7.2%
      40,700 *BSQUARE Corp.                                                  913
      27,500 *Ciber, Inc.                                                    364
      38,800 *ITT Educational Services, Inc.                                 681
      34,000 *Smith-Gardner & Associates, Inc.                               164

 Electronics (Component Distributors) - 4.7%
      23,700 *ACT Manufacturing, Inc.                                      1,101
      13,800 *Audiovox Corp. (Class A)                                       304

 Engineering & Construction - 3.0%
      34,200 *Astec Industries, Inc.                                         868

 Financial (Diversified) - 1.6%
      24,000 Cash America International, Inc.                                177
      39,000 *Hawthorne Financial Corp.                                      302

 Health Care (Medical Products & Supplies) - 4.6%
      78,600 Hooper Holmes, Inc.                                             629
      25,600 *SonoSite, Inc.                                                 738

 Insurance (Property-Casualty) - 1.0%
      71,100 *American Safety Insurance Group, Ltd.                          298

 Manufacturing (Diversified) - 4.8%
      30,000 Federal Signal Corp.                                            495
      26,000 *GSI Lumonics, Inc.                                             913

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Manufacturing (Specialized) - 2.0%
      25,200 *Imax Corp.                                               $     573

 Oil & Gas (Drilling & Equipment) - 6.0%
      22,600 *Marine Drilling Cos., Inc.                                     633
      22,600 *Patterson Energy, Inc.                                         644
      12,000 *UTI Energy Corp.                                               481

 Real Estate Investment Trust - 1.1%
       9,700 Alexandria Real Estate Equities, Inc.                           333

 Restaurants - 2.0%
      87,200 *Taco Cabana, Inc. (Class A)                                    578

 Retail (Computers & Electronics) - 3.4%
      17,000 *Insight Enterprises, Inc.                                    1,008

 Retail (Department Stores) - 2.0%
      79,500 *Musicland Stores Corp.                                         591

 Retail (Food Chains) - 2.4%
      68,900 Ingles Markets, Inc. (Class A)                                  719

 Retail (General Merchandise) - 0.7%
      15,400 Deb Shops, Inc.                                                 192

 Retail (Specialty-Apparel) - 4.3%
      50,000 *Stein Mart, Inc.                                               512
      58,200 Wet Seal, Inc. (Class A)                                        764

 Retail (Specialty) - 2.0%
      47,900 Regis Corp.                                                     599

 Services (Advertising/Marketing) - 1.5%
      19,000 *Snyder Communications, Inc.                                    451

 Services (Commercial & Consumer) - 12.1%
      32,600 *Dollar Thrifty Automotive Group, Inc.                          601
      37,000 *Profit Recovery Group International, Inc.                      615
      49,850 *Rent-A-Center, Inc.                                          1,122
      42,200 *Rent-Way, Inc.                                               1,232

 Shipping - 1.2%
      21,000 Nordic American Tanker Shipping, Ltd.                           347

 Telecommunications (Cellular/Wireless) - 1.3%
      20,500 *Dobson Communications Corp. (Class A)                          395

 Textiles (Apparel) - 1.2%
      42,800 *Cutter & Buck, Inc.                                            340


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO Small Company Value Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Trucking - 6.6%
      15,500 *Landstar System, Inc.                                   $     923
      75,600 Rollins Truck Leasing Corp.                                    524
      34,700 *Swift Transportation Co., Inc.                                486

 Waste Management - 1.5%
      27,500 Landauer, Inc.                                                 428
                                                                      ---------
 TOTAL COMMON STOCKS                                                     29,078
                                                                      ---------
 PREFERRED STOCKS - 1.0%
 Electric Companies - 1.0%
       4,000 Massachusetts Electric Co.                                     286
                                                                      ---------
 TOTAL PREFERRED STOCKS                                                     286
                                                                      ---------

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 CASH EQUIVALENTS - 3.9%

 Investment Companies
   1,156,634 AIM Short-Term Investments Co.                           $   1,157
             Liquid Assets Money Market
             Portfolio (Institutional Shares)
                                                                      ---------
 TOTAL CASH EQUIVALENTS                                                   1,157
                                                                      ---------
 TOTAL INVESTMENTS - 103.9%                                              30,521
 Other Assets, less Liabilities                                          (1,149)
                                                                      ---------
 NET ASSETS                                                           $  29,372
                                                                      =========
--------------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                             SAFECO U.S. Value Fund
                                 June 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


[PHOTO]
REX              Value investing shined long enough in the second quarter for
BENTLEY the U.S. Value Fund to beat its peers and the S&P 500. The Fund's six-month underperformance of the broad market index came during the first quarter and is attributable to the year-to-date underperformance of value versus growth investing.

                 Relative to the S&P 500, the Fund benefited by its
              underweighting in the poor-performing technology sector and its selections within that sector. Our holdings in Micron Technology and Hewlett-Packard climbed while tech sold off.

                 The Fund also benefited by being overweighted in healthcare stocks relative to most value indices and from good stock selection in the communication sector, where our stocks declined less than the overall sector.

                 The Fund's stock selections within the financial sector--
              REITs (Real Estate Investment Trusts), insurance stocks, and
[PHOTO]       Washington Mutual--helped our performance relative to the value
LYNETTE D.    benchmarks. We added to Washington Mutual and Bank of America
SAVGOLD       after the Federal Reserve raised interest rates. At June 30, the
              Fund was overweighted in financials relative to the S&P 500, but substantially underweighted compared to the value indices.

   In the second quarter, Costco dropped over 50% on an earnings shortfall. We added to it, as well as Procter & Gamble and McDonald's; at what we believe to be very attractive valuations. We expect these stocks to perform well in a slowing U.S. economy.

   During the period we eliminated Dean Foods, Mylan Labs, and PeopleSoft as our outlooks for them deteriorated.

   At June 30, based on this year's earnings forecast, the price earnings ratio (P/E), a measure of stock price in relation to company earnings, P/E of the S&P 500 was 25.3. The equities in the Balanced Fund were trading at a P/E of just 16.1.

   We are encouraged by the bias for profitability and reasonable prices that we are seeing in the market at this time, and we are pleased by the recent relative performance of the U.S. Value Fund.

Rex Bentley
Lynette D. Sagvold

--------------------------------------------------------------------------------

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO in 1995 as a portfolio manager and insurance analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                    PERFORMANCE OVERVIEW - NO-LOAD CLASS

Average Annual Total Return for the
period ended June 30, 2000              Six Month*   1 Year   Since Inception**
-------------------------------------------------------------------------------
SAFECO U.S. Value Fund                  (4.77)%      (9.22)%        9.29%

S&P 500 Index                           (0.43)%       7.24%        22.45%

Lipper, Inc. (Large-Cap Value Funds)    (1.65)%      (0.93)%        N/A

*  Not Annualized
** Graph and average annual return comparison begins April 30, 1997, inception date of the fund
                                   SAFECO
                               U.S. Value Fund          S&P 500 Index
                               ---------------          -------------
         4/30/97                   10,000                   10,000
         5/31/97                   10,670                   10,608
         6/30/97                   11,053                   11,083
         7/31/97                   11,915                   11,965
         8/31/97                   11,283                   11,295
         9/30/97                   11,669                   11,914
        10/31/97                   11,307                   11,516
        11/30/97                   11,599                   12,049
        12/31/97                   11,750                   12,256
         1/31/98                   11,760                   12,391
         2/28/98                   12,621                   13,284
         3/31/98                   13,095                   13,964
         4/30/98                   12,905                   14,104
         5/31/98                   12,632                   13,862
         6/30/98                   12,615                   14,425
         7/31/98                   12,150                   14,272
         8/31/98                   10,662                   12,210
         9/30/98                   11,380                   12,993
        10/31/98                   12,375                   14,048
        11/30/98                   12,999                   14,900
        12/31/98                   13,231                   15,758
         1/31/99                   13,242                   16,417
         2/28/99                   12,799                   15,907
         3/31/99                   13,042                   16,543
         4/30/99                   13,996                   17,184
         5/31/99                   14,118                   16,778
         6/30/99                   14,593                   17,709
         7/31/99                   14,182                   17,156
         8/31/99                   13,681                   17,071
         9/30/99                   13,105                   16,603
        10/31/99                   13,708                   17,653
        11/30/99                   13,674                   18,013
        12/31/99                   13,912                   19,074
         1/31/00                   13,027                   18,115
         2/29/00                   12,014                   17,773
         3/31/00                   13,398                   19,511
         4/30/00                   13,375                   18,922
         5/31/00                   13,550                   18,534
         6/30/00                   13,248                   18,991

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal values may flactuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
Abbott Laboratories.................................................        3.6%
 (Health Care--Diversified)
Hartford Financial Services Group,
 Inc................................................................        3.2
 (Insurance--Multi-Line)
Intel Corp..........................................................        3.0
 (Electronics--Semiconductors)
Albertson's, Inc....................................................        3.0
 (Retail--Food Chains)
Exxon Mobil Corp....................................................        3.0
 (Oil--International Integrated)
Lucent Technologies, Inc............................................        3.0
 (Telecommunications--Equipment)
Crane Co............................................................        2.6
 (Manufacturing--Diversified)
Washington Mutual, Inc..............................................        2.6
 (Savings & Loans)
Emerson Electric Co.................................................        2.5
 (Electrical Equipment)
ALLTEL Corp.........................................................        2.5
 (Telephone)

TOP FIVE PURCHASES                                                         Cost
For the Period Ended June 30, 2000                                       (000's)
--------------------------------------------------------------------------------
Procter & Gamble Co.................................................       $213
McDonald's Corp.....................................................        203
The Gillette Co.....................................................        192
United Parcel Service, Inc. (Class
 B).................................................................        188
Diebold, Inc........................................................        172

TOP FIVE SALES
For the Period Ended June 30,                                           Proceeds
2000                                                                    (000's)
--------------------------------------------------------------------------------
Kimberly-Clark Corp.................................................       $272
Nortel Networks Corp................................................        271
PepsiCo, Inc........................................................        229
Hewlett-Packard Co..................................................        182
Mylan Laboratories, Inc.............................................        179

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Telephone...........................................................         11%
Health Care (Diversified)...........................................         10
Oil (International Integrated)......................................          7
Electronics (Semiconductors)........................................          5
Manufacturing (Diversified).........................................          5


 Weightings As a Percent of Net Assets
--------------------------------------------------------------------------------

            [PIE CHART]

1 Large - Common Stocks: ($4 Bil. and above)           94.0%
2 Medium - Common Stocks: ($1.5 Bil. - $4 Bil.)         5.0%
3 Small - Common Stocks: (Less Than $1.5 Bil.)          4.0%
4 Cash & Other:                                       (3.0)%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. Value Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                 (000's)
-------------------------------------------------------------------------------
 COMMON STOCKS - 103.6%

 Banks (Major Regional) - 3.5%
       4,800 Bank of America Corp.                                    $     206
       7,000 KeyCorp                                                        123

 Banks (Money Center) - 2.2%
       4,500 Chase Manhattan Corp.                                          207

 Chemicals - 3.2%
       3,100 Du Pont (E.I.) de Nemours & Co.                                136
       4,400 Praxair, Inc.                                                  165

 Computers (Hardware) - 3.7%
       2,800 *Apple Computer, Inc.                                          147
       1,600 Hewlett-Packard Co.                                            200

 Computers (Software & Services) - 0.9%
       4,100 *Cadence Design Systems, Inc.                                   84

 Electric Companies - 1.8%
       9,200 NIPSCO Industries, Inc.                                        171

 Electrical Equipment - 3.0%
         610 *Agilent Technologies, Inc.                                     45
       3,800 Emerson Electric Co.                                           229

 Electronics (Semiconductors) - 4.8%
       2,100 Intel Corp.                                                    281
       1,900 *Micron Technology, Inc.                                       167

 Entertainment - 2.0%
       4,800 The Walt Disney Co.                                            186

 Financial (Diversified) - 4.0%
       3,300 American General Corp.                                         201
       3,200 Federal National Mortgage Association                          167

 Foods - 1.7%
       8,400 ConAgra, Inc.                                                  160

 Health Care (Diversified) - 9.9%
       7,500 Abbott Laboratories                                            334
       3,700 American Home Products Corp.                                   217
       2,600 Bristol-Myers Squibb Co.                                       152
       2,200 Johnson & Johnson                                              224

 Household Products (Non-Durables) - 2.1%
       3,500 Procter & Gamble Co.                                           200

 Insurance (Life & Health) - 1.8%
       8,400 UnumProvident Corp.                                            169

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                 (000's)
-------------------------------------------------------------------------------
 Insurance (Multi-Line) - 3.2%
       5,400 Hartford Financial Services Group, Inc.                  $     302

 Manufacturing (Diversified) - 4.7%
      10,150 Crane Co.                                                      247
       2,400 Minnesota Mining & Manufacturing Co.                           198

 Manufacturing (Specialized) - 2.0%
       6,600 Diebold, Inc.                                                  184

 Office Equipment & Supplies - 1.7%
       7,800 Xerox Corp.                                                    162

 Oil & Gas (Drilling & Equipment) - 2.1%
       4,200 Halliburton Co.                                                198

 Oil (International Integrated) - 6.6%
       1,600 Chevron Corp.                                                  136
       3,564 Exxon Mobil Corp.                                              280
       3,700 Texaco, Inc.                                                   197

 Paper & Forest Products - 1.2%
       3,700 International Paper Co.                                        110

 Personal Care - 2.0%
       5,300 The Gillette Co.                                               185

 Publishing (Newspapers) - 1.4%
       3,400 New York Times Co. (Class A)                                   134

 Real Estate Investment Trust - 4.0%
       2,500 Equity Residential Properties Trust                            115
       5,100 First Industrial Realty Trust, Inc.                            150
       4,300 Liberty Property Trust                                         112

 Restaurants - 1.9%
       5,400 McDonald's Corp.                                               178

 Retail (Department Stores) - 0.9%
       3,550 May Department Stores Co.                                       85

 Retail (Drug Stores) - 2.1%
       5,000 CVS Corp.                                                      200

 Retail (Food Chains) - 3.0%
       8,400 Albertson's, Inc.                                              281

 Retail (General Merchandise) - 1.9%
       5,400 *Costco Wholesale Corp.                                        178

 Savings & Loans - 2.6%
       8,300 Washington Mutual, Inc.                                        240

 Services (Advertising/Marketing) - 1.9%
       4,100 Interpublic Group Cos., Inc.                                   176


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. Value Fund
                              As of June 30, 2000
                                  (Unaudited)

 SHARES OR
 PRINCIPAL                                                             VALUE
 AMOUNT                                                              (000's)

----------------------------------------------------------------------------
 Services (Commercial & Consumer) - 2.0%
       3,200 United Parcel Service, Inc.
             (Class B)                                             $     189

 Telecommunications (Equipment) - 3.0%
       4,700 Lucent Technologies, Inc.                                   279

 Telephone - 10.7%
       3,700 ALLTEL Corp.                                                229
       7,300 CenturyTel, Inc.                                            210
       3,400 GTE Corp.                                                   212
       4,300 *MCI WorldCom, Inc.                                         197
       3,700 SBC Communications, Inc.                                    160
                                                                   ---------
 TOTAL COMMON STOCKS                                                   9,695
                                                                   ---------

 SHARES OR
 PRINCIPAL                                                            VALUE
 AMOUNT                                                             (000's)

----------------------------------------------------------------------------
 CASH EQUIVALENTS - 0.1%

 Investment Companies
       4,798 AIM Short-Term Investments Co. Liquid Assets Money
             Market Portfolio (Institutional Shares)              $       5
                                                                  ---------
 TOTAL CASH EQUIVALENTS                                                   5
                                                                  ---------
 TOTAL INVESTMENTS - 103.7%                                           9,700
 Other Assets, less Liabilities                                        (342)
                                                                  ---------
 NET ASSETS                                                       $   9,358
                                                                  =========
----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statements of Assets and Liabilities
                              As of June 30, 2000
                                  (Unaudited)


                                                     SAFECO              SAFECO
                                                     GROWTH     SAFECO DIVIDEND
(In Thousands,                                OPPORTUNITIES     EQUITY   INCOME
Except Per Share Amounts)                              FUND       FUND     FUND
-------------------------------------------------------------------------------
Assets
 Investments, at Cost                              $773,429 $1,262,379 $200,654
                                                   ======== ========== ========
 Investments, at Value
  Unaffiliated Issuers                             $435,309 $1,793,495 $240,118
  Affiliated Issuers                                300,052         --       --
                                                   -------- ---------- --------
   Total Investments at Value                       735,361  1,793,495  240,118
 Cash                                                    --         --       --
 Receivables
  Investment Securities Sold                          6,693         --    1,201
  Trust Shares Sold                                     614        173        1
  Dividends and Interest                                 40        765      470
  From Advisor                                            8          9        1
Deferred Organization Expense                            --         --       --
                                                   -------- ---------- --------
   Total Assets                                     742,716  1,794,442  241,791
Liabilities
 Payables
  Investment Securities Purchased                       951         --       --
  Trust Shares Redeemed                                  15         30       --
  Notes Payable                                          --         10       --
  Dividends                                              --      2,301      946
  Investment Advisory Fees                              430        971      152
  Forward Currency Contracts Open, Net                   --         --       --
  Other                                                 432        585       98
                                                   -------- ---------- --------
   Total Liabilities                                  1,828      3,897    1,196
                                                   -------- ---------- --------
Net Assets                                         $740,888 $1,790,545 $240,595
                                                   ======== ========== ========
 No-Load Class:
  Net Assets                                       $699,427 $1,705,736 $237,502
  Trust Shares Outstanding                           30,620     73,565   11,602
                                                   -------- ---------- --------
  Net Asset Value, Offering Price, and
   Redemption
   Price Per Share                                 $  22.84 $    23.19 $  20.47
                                                   ======== ========== ========
 Class A:
  Net Assets                                       $ 28,017 $   60,640 $  1,261
  Trust Shares Outstanding                            1,232      2,611       61
                                                   -------- ---------- --------
  Net Asset Value and Redemption Price Per
   Share                                           $  22.73 $    23.22 $  20.57
                                                   ======== ========== ========
  Maximum Offering Price Per Share (Net Asset
   Value Plus Sales Charge of 5.75%)               $  24.12 $    24.64 $  21.82
                                                   ======== ========== ========
 Class B:
  Net Assets                                       $ 13,339 $   24,061 $  1,734
  Trust Shares Outstanding                              606      1,049       84
                                                   -------- ---------- --------
  Net Asset Value and Offering Price Per
   Share*                                          $  22.01 $    22.94 $  20.60
                                                   ======== ========== ========
 Class C:
  Net Assets                                       $    105 $      108 $     98
  Trust Shares Outstanding                                5          5        5
                                                   -------- ---------- --------
  Net Asset Value and Offering Price Per
   Share*                                          $  22.01 $    22.95 $  20.64
                                                   ======== ========== ========

--------------------------------------------------------------------------------
* For Class B and Class C shares, the redemption price per share may be lower as a result of applying contingent deferred sales charges.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                             SAFECO
   SAFECO             SAFECO           SAFECO         SMALL COMPANY             SAFECO
NORTHWEST      INTERNATIONAL         BALANCED                 VALUE         U.S. VALUE
     FUND         STOCK FUND             FUND                  FUND               FUND
--------------------------------------------------------------------------------------

 $100,214            $31,721          $18,567               $30,024             $9,294
 ========            =======          =======               =======             ======
 $154,211            $42,131          $19,081               $30,521             $9,700
       --                 --               --                    --                 --
 --------            -------          -------               -------             ------
  154,211             42,131           19,081                30,521              9,700
       --              1,118               --                    --                 --
       --                158               --                    --                 --
      117                 --               --                   203                 --
       12                116               96                    29                 13
        1                 12                6                     7                  5
       --                  2                4                     2                  7
 --------            -------          -------               -------             ------
  154,341             43,537           19,187                30,762              9,725


       --                 70               --                 1,334                 --
       --                 --               --                    --                 --
       --                 --               --                    --                310
       --                 --              128                    --                 24
       91                 39               12                    19                  6
       --                  2               --                    --                 --
       70                 56               28                    37                 27
 --------            -------          -------               -------             ------
      161                167              168                 1,390                367
 --------            -------          -------               -------             ------
 $154,180            $43,370          $19,019               $29,372             $9,358
 ========            =======          =======               =======             ======

 $139,376            $40,056          $15,169               $27,262             $8,485
    5,129              2,411            1,320                 2,187                750
 --------            -------          -------               -------             ------

 $  27.17            $ 16.61          $ 11.49               $ 12.47             $11.32
 ========            =======          =======               =======             ======

 $  7,304            $ 1,479          $ 1,970               $   914             $  310
      273                 90              171                    74                 27
 --------            -------          -------               -------             ------
 $  26.79            $ 16.54          $ 11.53               $ 12.28             $11.31
 ========            =======          =======               =======             ======
 $  28.42            $ 17.55          $ 12.23               $ 13.03             $12.00
 ========            =======          =======               =======             ======

 $  7,378            $ 1,733          $ 1,880               $ 1,196             $  563
      282                107              164                   101                 50
 --------            -------          -------               -------             ------
 $  26.12            $ 16.15          $ 11.50               $ 11.90             $11.26
 ========            =======          =======               =======             ======

 $    122            $   102               --                    --                 --
        5                  6
 --------            -------
 $  26.12            $ 16.14
 ========            =======

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            Statements of Operations
                  For the Six-Month Period Ended June 30, 2000
                                  (Unaudited)

                                                                        SAFECO
                                            SAFECO GROWTH     SAFECO  DIVIDEND
                                            OPPORTUNITIES     EQUITY    INCOME
(In Thousands)                                       FUND       FUND      FUND
-------------------------------------------------------------------------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld
   of $61 in the International Fund)             $    915  $  12,188  $  3,473
  Interest                                            184      1,492        55
                                                 --------  ---------  --------
    Total Investment Income                         1,099     13,680     3,528
Expenses
  Investment Advisory                               2,626      5,761       914
  Transfer Agent                                    1,196      1,977       300
  Fund Accounting and Administration                  149        259        96
  Shareholder Service--Class A                         36         74         2
        --Class B                                      18         32         2
  Distribution--Class B                                53         95         7
  Legal and Auditing                                   18         39        13
  Custodian                                            26         77        13
  Registration                                         40         54        18
  Reports to Shareholders                             131        179        21
  Trustees                                              4          8         3
  Loan Interest Expense                                41          2         5
  Other                                                64        115        18
                                                 --------  ---------  --------
    Total Expenses Before Reimbursement             4,402      8,672     1,412
  Expense Reimbursement                               (43)       (50)       (4)
                                                 --------  ---------  --------
    Total Expenses After Reimbursement              4,359      8,622     1,408
                                                 --------  ---------  --------
Net Investment Income (Loss)                       (3,260)     5,058     2,120
Net Realized and Unrealized Gain (Loss) on
 Investments and Foreign Currency
  Net Realized Gain from:
   Investments in Unaffiliated Issuers             17,231     83,446    10,776
   Investments in Affiliated Issuers               11,896         --        --
   Foreign Currency Transactions                       --         --        --
                                                 --------  ---------  --------
    Total Net Realized Gain                        29,127     83,446    10,776
  Net Change in Unrealized Appreciation
   (Depreciation)                                 (38,076)  (166,643)  (35,914)
                                                 --------  ---------  --------
Net Gain (Loss) on Investments and Foreign
 Currency                                          (8,949)   (83,197)  (25,138)
                                                 --------  ---------  --------
  Net Change in Net Assets Resulting from
   Operations                                    $(12,209) $ (78,139) $(23,018)
                                                 ========  =========  ========
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


   SAFECO            SAFECO          SAFECO               SAFECO            SAFECO
NORTHWEST     INTERNATIONAL        BALANCED        SMALL COMPANY        U.S. VALUE
     FUND        STOCK FUND            FUND           VALUE FUND              FUND
-----------------------------------------------------------------------------------
   $  304           $   370           $ 129              $    81             $ 101
       96                47             260                   39                 4
   ------           -------           -----              -------             -----
      400               417             389                  120               105
      481               210              70                  112                35
      162                61              31                   45                13
       62                19               9                   14                 4
        8                 2               3                    1                --
        8                 2               3                    2                 1
       24                 6               8                    5                 2
       11                10               9                    9                 9
        5                33               3                    4                 2
       16                12              10                   10                12
       10                 6               6                    9                 2
        3                 3               3                    3                 3
       --                --              --                   --                --
        6                 6               4                    5                 3
   ------           -------           -----              -------             -----
      796               370             159                  219                86
       (7)              (65)            (35)                 (39)              (28)
   ------           -------           -----              -------             -----
      789               305             124                  180                58
   ------           -------           -----              -------             -----
     (389)              112             265                  (60)               47
    3,346             1,698              37                2,909               229
       --                --              --                   --                --
       --                45              --                   --                --
   ------           -------           -----              -------             -----
    3,346             1,743              37                2,909               229
    4,956            (2,108)           (717)              (3,447)             (800)
   ------           -------           -----              -------             -----
    8,302              (365)           (680)                (538)             (571)
   ------           -------           -----              -------             -----
   $7,913           $  (253)          $(415)             $  (598)            $(524)
   ======           =======           =====              =======             =====
-----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets
                                  (Unaudited)

                                SAFECO                                           SAFECO
                                GROWTH                   SAFECO                DIVIDEND
                         OPPORTUNITIES                   EQUITY                  INCOME
                                  FUND                     FUND                    FUND
                 ----------------------  -----------------------  ----------------------
                 Six-Month                                        Six-Month
                    Period                Six-Month                  Period
                     Ended   Year Ended      Period   Year Ended      Ended   Year Ended
                   June 30  December 31  Ended June  December 31    June 30  December 31
                      2000         1999     30 2000         1999       2000         1999
-----------------------------------------------------------------------------------------
Operations
Net Investment
 Income (Loss)   $  (3,260)  $   (6,033) $    5,058   $   16,109   $  2,120     $  7,467
 Net Realized
  Gain (Loss)
  on
  Investments
  and Foreign
  Currency
  Transactions      29,127      (30,246)     83,446      108,654     10,776       11,161
 Net Change in
  Unrealized
  Appreciation
  (Depreciation)   (38,076)       8,592    (166,643)      72,979    (35,914)     (17,088)
                 ---------   ----------  ----------   ----------   --------     --------
 Net Change in
  Net Assets
  Resulting
  from
  Operations       (12,209)     (27,687)    (78,139)     197,742    (23,018)       1,540
Dividends to
 Shareholders
 from
 Net Investment
  Income
 No-Load Class          --           --      (5,045)     (15,806)    (2,097)      (7,391)
 Class A                --           --         (51)        (255)       (10)         (42)
 Class B                --           --          --           --         (6)         (25)
 Class C                --           --          --           --         --           --
 Net Realized
  Gain on
  Investments
 No-Load Class          --           --          --     (104,376)        --      (10,871)
 Class A                --           --          --       (2,993)        --          (73)
 Class B                --           --          --       (1,372)        --          (85)
 Class C                --           --          --           --         --           --
                 ---------   ----------  ----------   ----------   --------     --------
 Total                  --           --      (5,096)    (124,802)    (2,113)     (18,487)
Net Trust Share
 Transactions
 No-Load Class    (104,277)    (551,458)   (361,564)      51,436    (41,249)     (79,020)
 Class A               980       (6,151)      1,156        9,565       (634)          99
 Class B              (992)        (935)     (3,104)      10,780       (439)         288
 Class C               111           --         108           --        100           --
                 ---------   ----------  ----------   ----------   --------     --------
 Total            (104,178)    (558,544)   (363,404)      71,781    (42,222)     (78,633)
                 ---------   ----------  ----------   ----------   --------     --------
Total Change in
 Net Assets       (116,387)    (586,231)   (446,639)     144,721    (67,353)     (95,580)
Net Assets at
 Beginning of
 Period            857,275    1,443,506   2,237,184    2,092,463    307,948      403,528
                 ---------   ----------  ----------   ----------   --------     --------
Net Assets at
 End of Period   $ 740,888   $  857,275  $1,790,545   $2,237,184   $240,595     $307,948
                 =========   ==========  ==========   ==========   ========     ========
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                                                                      SAFECO
               SAFECO                  SAFECO                 SAFECO           SMALL COMPANY                  SAFECO
            NORTHWEST           INTERNATIONAL               BALANCED                   VALUE              U.S. VALUE
                 FUND              STOCK FUND                   FUND                    FUND                    FUND
----------------------  ---------------------- ----------------------  ----------------------  ----------------------
Six-Month               Six-Month              Six-Month               Six-Month               Six-Month
   Period                  Period                 Period                  Period                  Period
    Ended   Year Ended      Ended   Year Ended     Ended   Year Ended      Ended   Year Ended      Ended   Year Ended
  June 30  December 31    June 30  December 31   June 30  December 31    June 30  December 31    June 30  December 31
     2000         1999       2000         1999      2000         1999       2000         1999       2000         1999
----------------------------------------------------------------------------------------------------------------------
 $   (389)    $   (444)   $   112      $    49   $   265      $   552    $   (60)     $  (163)   $    47      $    96
    3,346        8,020      1,743          488        37          438      2,909       (5,990)       229          451
    4,956       28,195     (2,108)       7,927      (717)        (709)    (3,447)       9,193       (800)         (51)
 --------     --------    -------      -------   -------      -------    -------      -------    -------      -------
    7,913       35,771       (253)       8,464      (415)         281       (598)       3,040       (524)         496
       --           --         --           --      (219)        (481)        --           --        (46)         (93)
       --           --         --           --       (27)         (32)        --           --         (1)          (1)
       --           --         --           --       (20)         (37)        --           --         --           --
       --           --         --           --        --           --         --           --         --           --
       --       (7,222)        --           --        --         (344)        --           --         --         (408)
       --         (358)        --           --        --          (49)        --           --         --          (14)
       --         (370)        --           --        --          (49)        --           --         --          (30)
       --           --         --           --        --           --         --           --         --           --
 --------     --------    -------      -------   -------      -------    -------      -------    -------      -------
       --       (7,950)        --           --      (266)        (992)        --           --        (47)        (546)
   34,707        8,418      3,286        6,926    (2,317)        (547)      (510)      (9,618)      (903)         (70)
    2,164        1,472        296          338      (521)       1,732       (129)        (272)        (4)         125
    2,133        1,034        367          329      (596)         574        (51)          94       (147)         126
      113           --        100           --        --           --         --           --         --           --
 --------     --------    -------      -------   -------      -------    -------      -------    -------      -------
   39,117       10,924      4,049        7,593    (3,434)       1,759       (690)      (9,796)    (1,054)         181
 --------     --------    -------      -------   -------      -------    -------      -------    -------      -------
   47,030       38,745      3,796       16,057    (4,115)       1,048     (1,288)      (6,756)    (1,625)         131
  107,150       68,405     39,574       23,517    23,134       22,086     30,660       37,416     10,983       10,852
 --------     --------    -------      -------   -------      -------    -------      -------    -------      -------
 $154,180     $107,150    $43,370      $39,574   $19,019      $23,134    $29,372      $30,660    $ 9,358      $10,983
 ========     ========    =======      =======   =======      =======    =======      =======    =======      =======
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Growth Opportunities Fund
No-Load Class

                             Six-Month                                     Three-Month         For the
                          Period Ended              For the Year Ended    Period Ended      Year Ended
                               June 30                     December 31     December 31    September 30
                          -----------------------------------------------------------------------------
                                  2000        1999        1998      1997          1996            1996
-------------------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period          $  23.30    $  22.70  $    22.45  $  16.97      $  15.45        $  15.83
Income From Investment
 Operations
 Net Investment Income
  (Loss)                         (0.10)      (0.16)      (0.01)    (0.02)        (0.02)          (0.02)
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                 (0.36)       0.76        0.99      8.50          1.77            2.24
                              --------    --------  ----------  --------      --------        --------
  Total from Investment
   Operations                    (0.46)       0.60        0.98      8.48          1.75            2.22
Less Distributions
 Dividends from Net
  Investment Income                 --          --          --        --            --              --
 Distributions from
  Realized Gains                    --          --       (0.73)    (3.00)        (0.23)          (2.60)
                              --------    --------  ----------  --------      --------        --------
  Total Distributions               --          --       (0.73)    (3.00)        (0.23)          (2.60)
                              --------    --------  ----------  --------      --------        --------
Net Asset Value at End
 of Period                    $  22.84    $  23.30  $    22.70  $  22.45      $  16.97        $  15.45
                              ========    ========  ==========  ========      ========        ========
Total Return                    (1.97%)*     2.64%       4.37%    49.96%        11.35%*         14.16%
Net Assets at End of
 Period (000's)               $699,427    $815,041  $1,394,225  $638,562      $195,760        $179,574
Ratio of Gross Expenses
 to Average Net Assets           1.07%**     1.07%       0.77%     0.85%         0.99%**         1.02%
Ratio of Net Expenses to
 Average Net Assets              1.07%**     1.02%       0.77%     0.85%         0.99%**         1.02%
Ratio of Net Investment
 Income (Loss) to
 Average Net Assets             (0.80%)**   (0.57%)     (0.06%)   (0.17%)       (0.51%)**       (0.14%)
Portfolio Turnover Rate         61.48%**    38.32%      54.58%    82.57%        82.93%**       124.79%
-------------------------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Equity Fund
No-Load Class

                            Six-Month                                        Three-Month        For the
                         Period Ended                                       Period Ended     Year Ended
                              June 30     For the Year Ended December 31     December 31   September 30
                         -------------------------------------------------------------------------------
                                 2000         1999        1998        1997          1996           1996
--------------------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period       $    24.02   $    23.25  $    19.54  $    16.60      $  15.85       $  15.31
Income From Investment
 Operations
 Net Investment Income           0.07         0.18        0.21        0.23          0.06           0.28
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                (0.83)        2.00        4.64        3.78          1.33           2.42
                           ----------   ----------  ----------  ----------      --------       --------
  Total from Investment
   Operations                   (0.76)        2.18        4.85        4.01          1.39           2.70
Less Distributions
 Dividends from Net
  Investment Income             (0.07)       (0.18)      (0.21)      (0.23)        (0.06)         (0.28)
 Distributions from
  Realized Gains                   --        (1.23)      (0.93)      (0.84)        (0.58)         (1.88)
                           ----------   ----------  ----------  ----------      --------       --------
  Total Distributions           (0.07)       (1.41)      (1.14)      (1.07)        (0.64)         (2.16)
                           ----------   ----------  ----------  ----------      --------       --------
Net Asset Value at End
 of Period                 $    23.19   $    24.02  $    23.25  $    19.54      $  16.60       $  15.85
                           ==========   ==========  ==========  ==========      ========       ========
Total Return                   (3.18%)*      9.37%      24.93%      24.21%         8.79%*        18.04%
Net Assets at End of
 Period (000's)            $1,705,736   $2,147,299  $2,024,877  $1,490,198      $849,831       $725,780
Ratio of Expenses to
 Average Net Assets             0.89%**      0.83%       0.74%       0.73%         0.78%**        0.79%
Ratio of Net Investment
 Income to Average Net
 Assets                         0.57%**      0.73%       0.99%       1.24%         1.48%**        1.74%
Portfolio Turnover Rate        34.83%**     33.66%      32.94%      34.26%        59.34%**       74.07%
--------------------------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Dividend Income Fund
No-Load Class

                            Six-Month                                  Three-Month        For the
                         Period Ended           For the Year Ended    Period Ended     Year Ended
                              June 30                  December 31     December 31   September 30
                         -------------------------------------------------------------------------
                                 2000       1999      1998      1997          1996           1996
--------------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period         $  22.39   $  23.47  $  23.89  $  21.13      $  20.03       $  19.11
Income From Investment
 Operations
 Net Investment Income           0.18       0.50      0.64      0.65          0.15           0.73
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                (1.92)     (0.25)     0.86      4.87          1.63           2.84
                             --------   --------  --------  --------      --------       --------
  Total from Investment
   Operations                   (1.74)      0.25      1.50      5.52          1.78           3.57
Less Distributions
 Dividends from Net
  Investment Income             (0.18)     (0.50)    (0.64)    (0.65)        (0.15)         (0.73)
 Distributions from
  Realized Gains                   --      (0.83)    (1.28)    (2.11)        (0.53)         (1.92)
                             --------   --------  --------  --------      --------       --------
  Total Distributions           (0.18)     (1.33)    (1.92)    (2.76)        (0.68)         (2.65)
                             --------   --------  --------  --------      --------       --------
Net Asset Value at End
 of Period                   $  20.47   $  22.39  $  23.47  $  23.89      $  21.13       $  20.03
                             ========   ========  ========  ========      ========       ========
Total Return                   (7.81%)*    1.17%     6.31%    26.43%         8.89%*        18.98%
Net Assets at End of
 Period (000's)              $237,502   $303,537  $399,279  $401,985      $289,968       $260,023
Ratio of Expenses to
 Average Net Assets             1.06%**    0.99%     0.82%     0.85%         0.89%**        0.86%
Ratio of Net Investment
 Income to
 Average Net Assets             1.64%**    2.18%     2.54%     2.81%         2.89%**        3.56%
Portfolio Turnover Rate        45.92%**   42.25%    46.14%    52.14%        37.84%**       50.11%
--------------------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Northwest Fund
No-Load Class

                             Six-Month                                Three-Month         For the
                          Period Ended         For the Year Ended    Period Ended      Year Ended
                               June 30                December 31     December 31    September 30
                          ------------------------------------------------------------------------
                                  2000       1999     1998     1997          1996            1996
--------------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period          $  25.33    $ 17.73  $ 17.31  $ 14.07       $ 13.78         $ 14.41
Income From Investment
 Operations
 Net Investment Income
  (Loss)                         (0.06)     (0.10)   (0.09)   (0.03)        (0.01)           0.02
 Net Realized and
  Unrealized Gain on
  Investments                     1.90       9.71     0.70     4.41          0.30            1.32
                              --------    -------  -------  -------       -------         -------
  Total from Investment
   Operations                     1.84       9.61     0.61     4.38          0.29            1.34
Less Distributions
 Dividends from Net
  Investment Income                 --         --       --       --            --           (0.02)
 Distributions from
  Realized Gains                    --      (2.01)   (0.19)   (1.14)           --           (1.95)
                              --------    -------  -------  -------       -------         -------
  Total Distributions               --      (2.01)   (0.19)   (1.14)           --           (1.97)
                              --------    -------  -------  -------       -------         -------
Net Asset Value at End
 of Period                    $  27.17    $ 25.33  $ 17.73  $ 17.31       $ 14.07         $ 13.78
                              ========    =======  =======  =======       =======         =======
Total Return                     7.26%*    54.25%    3.50%   31.12%         2.10%*          9.61%
Net Assets at End of
 Period (000's)               $139,376    $97,534  $63,594  $64,635       $43,345         $43,128
Ratio of Gross Expenses
 to Average Net Assets           1.09%**    1.17%    1.12%    1.09%         1.25%**         1.07%
Ratio of Net Expenses to
 Average Net Assets              1.09%**    1.10%    1.12%    1.09%         1.25%**         1.07%
Ratio of Net Investment
 Income (Loss) to
 Average Net Assets             (0.57%)**  (0.54%)  (0.49%)  (0.19%)       (0.31%)**        0.11%
Portfolio Turnover Rate         34.74%**   48.52%   50.40%   55.42%        67.32%**        35.69%

--------------------------------------------------------------------------------
 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO International Stock Fund
No-Load Class

                                                                                            January 31, 1996
                             Six-Month                                      Three-Month        (Commencement
                          Period Ended                                     Period Ended    of Operations) to
                               June 30    For the Year Ended December 31    December 31         September 30
                          -------------------------------------------------------------------------------------
                                  2000         1999       1998       1997          1996                 1996
---------------------------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period           $ 16.95   $    13.14 $    11.50 $    11.29       $ 10.39               $10.00
Income From Investment
 Operations
 Net Investment Income            0.05         0.03       0.01       0.24            --                 0.06
 Net Realized and
  Unrealized Gain (Loss)
  on Investments and
  Foreign Currency
  Transactions                   (0.39)        3.78       1.63       0.28          0.96                 0.39
                               -------   ---------- ---------- ----------       -------               ------
  Total from Investment
   Operations                    (0.34)        3.81       1.64       0.52          0.96                 0.45
Less Distributions
 Dividends from Net
  Investment Income                 --           --         --      (0.29)        (0.06)               (0.06)
 Distributions from
  Realized Gains                    --           --         --      (0.02)           --                   --
                               -------   ---------- ---------- ----------       -------               ------
  Total Distributions               --           --         --      (0.31)        (0.06)               (0.06)
                               -------   ---------- ---------- ----------       -------               ------
Net Asset Value at End
 of Period                     $ 16.61   $    16.95 $    13.14 $    11.50       $ 11.29               $10.39
                               =======   ========== ========== ==========       =======               ======
Total Return                    (2.01%)*     29.00%     14.26%      4.55%         9.27%*               4.54%*
Net Assets at End of
 Period (000's)                $40,056   $   36,967 $   22,111 $   14,754       $11,157               $8,323
Ratio of Gross Expenses
 to Average Net Assets           1.69%**      1.72%      1.79%      1.89%         1.68%**              2.36%**
Ratio of Net Expenses to
 Average Net Assets              1.40%**      1.69%      1.62%      1.63%         1.37%**              2.36%**
Ratio of Net Investment
 Income (Loss) to
 Average Net Assets              0.58%**      0.21%      0.14%      0.58%        (0.19%)**            (0.93%)**
Portfolio Turnover Rate         14.89%**     23.56%     25.62%     22.13%        18.51%**             15.73%**
---------------------------------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Balanced Fund
No-Load Class

                                                                                    January 31, 1996
                             Six-Month                               Three-Month       (Commencement
                          Period Ended        For the Year Ended    Period Ended   of Operations) to
                               June 30               December 31     December 31        September 30
                          --------------------------------------------------------------------------
                                  2000      1999     1998     1997          1996                1996
------------------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period           $ 11.81   $ 12.22  $ 11.61  $ 10.70        $10.38             $ 10.00
Income From Investment
 Operations
 Net Investment Income            0.16      0.31     0.32     0.32          0.08                0.21
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                 (0.32)    (0.18)    1.12     1.45          0.45                0.39
                               -------   -------  -------  -------        ------             -------
  Total from Investment
   Operations                    (0.16)     0.13     1.44     1.77          0.53                0.60
Less Distributions
 Dividends from Net
  Investment Income              (0.16)    (0.31)   (0.32)   (0.32)        (0.08)              (0.21)
 Distributions from
  Realized Gains                    --     (0.23)   (0.51)   (0.54)        (0.13)              (0.01)
                               -------   -------  -------  -------        ------             -------
  Total Distributions            (0.16)    (0.54)   (0.83)   (0.86)        (0.21)              (0.22)
                               -------   -------  -------  -------        ------             -------
Net Asset Value at End
 of Period                     $ 11.49   $ 11.81  $ 12.22  $ 11.61        $10.70             $ 10.38
                               =======   =======  =======  =======        ======             =======
Total Return                    (1.32%)*   1.05%   12.56%   16.64%         5.11%*              5.99%*
Net Assets at End of
 Period (000's)                $15,169   $18,008  $19,137  $13,667        $8,262             $ 7,632
Ratio of Gross Expenses
 to Average Net Assets           1.41%**   1.33%    1.17%    1.23%         1.52%**             1.32%**
Ratio of Net Expenses to
 Average Net Assets              1.10%**   1.14%    1.17%    1.23%         1.16%**             1.32%**
Ratio of Net Investment
 Income to
 Average Net Assets              2.80%**   2.51%    2.74%    2.85%         3.19%**             3.21%**
Portfolio Turnover Rate         58.25%**  94.73%   74.76%  101.22%        36.10%**           143.87%**
------------------------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO Small Company Value Fund
No-Load Class

                                                                                      January 31, 1996
                             Six-Month                                Three-Month        (Commencement
                          Period Ended         For the Year Ended    Period Ended    of Operations) to
                               June 30                December 31     December 31         September 30
                          -------------------------------------------------------------------------------
                                  2000       1999     1998     1997          1996                 1996
---------------------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period           $ 12.73    $ 11.16  $ 14.23  $ 11.81       $ 11.51              $ 10.00
Income From Investment
 Operations
 Net Investment Income
  (Loss)                         (0.02)     (0.06)   (0.06)   (0.04)        (0.01)               (0.01)
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                 (0.24)      1.63    (3.01)    2.80          0.31                 2.19
                               -------    -------  -------  -------       -------              -------
  Total from Investment
   Operations                    (0.26)      1.57    (3.07)    2.76          0.30                 2.18
Less Distributions
 Distributions from
  Realized Gains                    --         --       --    (0.34)           --                (0.67)
                               -------    -------  -------  -------       -------              -------
Net Asset Value at End
 of Period                     $ 12.47    $ 12.73  $ 11.16  $ 14.23       $ 11.81              $ 11.51
                               =======    =======  =======  =======       =======              =======
Total Return                    (2.04%)*   14.07%  (21.57%)  23.38%         2.61%*              21.83%*
Net Assets at End of
 Period (000's)                $27,262    $28,319  $35,162  $22,658       $13,169              $12,552
Ratio of Gross Expenses
 to Average Net Assets           1.39%**    1.44%    1.28%    1.33%         1.58%**              1.49%**
Ratio of Net Expenses to
 Average
 Net Assets                      1.15%**    1.20%    1.28%    1.33%         1.35%**              1.49%**
Ratio of Net Investment
 (Loss) to
 Average Net Assets             (0.35%)**  (0.49%)  (0.49%)  (0.41%)       (0.44%)**            (0.24%)**
Portfolio Turnover Rate        118.65%**  116.58%   90.23%   60.81%        73.47%**             91.03%**
---------------------------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

SAFECO U.S. Value Fund
No-Load Class

                                                                           April 30, 1997
                                           Six-Month     For the Year       (Commencement
                                        Period Ended            Ended   of Operations) to
                                             June 30      December 31         December 31
                                        ---------------------------------------------------
                                                2000     1999     1998               1997
-------------------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                                    $11.95   $11.95  $ 11.19             $10.00
Income From Investment
 Operations
 Net Investment Income                          0.06     0.11     0.12               0.09
 Net Realized and Unrealized
  Gain (Loss) on Investments                   (0.63)    0.50     1.28               1.66
                                              ------   ------  -------             ------
  Total from Investment
   Operations                                  (0.57)    0.61     1.40               1.75
Less Distributions
 Dividends from Net
  Investment Income                            (0.06)   (0.11)   (0.12)             (0.09)
 Distributions from Realized
  Gains                                           --    (0.50)   (0.52)             (0.47)
                                              ------   ------  -------             ------
  Total Distributions                          (0.06)   (0.61)   (0.64)             (0.56)
                                              ------   ------  -------             ------
Net Asset Value at End of
 Period                                       $11.32   $11.95  $ 11.95             $11.19
                                              ======   ======  =======             ======
Total Return                                  (4.77%)*  5.15%   12.61%             17.50%*
Net Assets at End of Period
 (000's)                                      $8,485   $9,905  $10,014             $9,063
Ratio of Gross Expenses to
 Average Net Assets                            1.63%**  1.52%    1.19%              1.19%**
Ratio of Net Expenses to
 Average Net Assets                            1.10%**  1.17%    1.19%              1.19%**
Ratio of Net Investment
 Income to Average Net
 Assets                                        1.03%**  0.93%    1.06%              1.26%**
Portfolio Turnover Rate                       42.29%** 52.15%   55.15%             36.37%**
-------------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Notes to Financial Statements
                                  (Unaudited)

1. GENERAL
   The SAFECO Common Stock Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of the SAFECO Growth Opportunities Fund (formerly the Growth fund), SAFECO Equity Fund, SAFECO Dividend Income Fund (formerly the Income fund), SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Value Fund (formerly the Small Company fund), and SAFECO U.S. Value Fund (together "the Funds").
   Effective May 1, 2000, the SAFECO Growth Opportunities Fund, SAFECO Equity Fund, SAFECO Dividend Income Fund, SAFECO Northwest Fund, and SAFECO International Stock Fund began issuing a new class of shares--Class C shares. With the addition of Class C shares, each of the funds now offers up to four classes of shares:
  * No-Load shares--sold directly to shareholders with no associated sales charges.
  * Class A, Class B, and Class C shares--sold by financial advisors to shareholders with associated sales and distribution charges.
Each class of shares represents an interest in the net assets of the fund.
   In connection with issuing Class A, B and C shares, the Funds have adopted a Plan of Distribution (the "Plan"). Under the Plan, these classes pay a service fee to the distributor, SAFECO Securities, Inc., for selling its shares at the annual rate of .25% of the average daily net assets of each class. Class B and Class C shares also pay the distributor a distribution fee at the annual rate of .75% of the average daily net assets of each class. Under the plan, the distributor uses the service fees primarily to compensate persons for selling shares in each class and for providing ongoing services to shareholders. The distributor uses the distribution fees primarily to offset commissions it pays to financial advisors for selling these shares.

2.SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.
   Security Valuation. Investments in securities are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. When valuations are not readily available, securities are valued at fair value as determined in good faith by the board of trustees. Temporary investments purchased at par are valued at cost. All other temporary investments are valued at amortized cost.
   Security Transactions. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and Federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.
   Income Recognition. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest is accrued on short-term investments and bonds daily. Income from market discount is recorded at disposition.
   Dividends and Distributions to Shareholders. For the Growth Opportunities, Northwest, International Stock and Small Company Value Funds, net investment income (if any) is declared as a dividend to shareholders as of the last business day (ex-dividend date) of December. For all other

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

Funds net investment income is distributed as of the last business day of March, June, September and December. Net realized gains on investments, if any, are normally distributed to shareholders at the end of December. Income dividends and capital gain distributions are determined in accordance with income tax regulation which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign exchange contracts and wash sale deferrals. Accumulated net investment income and realized gain/loss may include temporary financial reporting and tax basis differences which will reverse in subsequent years.
   Federal Income and Excise Taxes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no taxes to the Funds. Therefore, no federal income or excise tax provision is required.
   Foreign Currency Translation. The accounting records of the International Stock Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, and dividend and interest income, are translated at the rates of exchange prevailing on the respective dates of such transactions. The International Stock Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
   Reported net realized gains or losses from foreign currency transactions arise from gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Stock Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.
   Foreign Exchange Contracts. The International Stock Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Stock Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the International Stock Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Stock Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses on foreign currency contracts are recorded on settlement date of the foreign currency exchange contract and are included in the Statements of Assets and Liabilities and the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
   Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


3. INVESTMENT TRANSACTIONS
   Following is a summary of investment transactions (excluding short-term securities) during the six-month period ended June 30, 2000:

(In Thousands)                                          Purchases         Sales
-------------------------------------------------------------------------------
Growth Opportunities Fund                                $240,937      $376,430
Equity Fund                                               324,440       703,562
Dividend Income Fund                                       59,695        99,899
Northwest Fund                                             61,468        23,381
International Stock Fund                                    9,833         5,390
Balanced Fund                                               6,350         9,766
Small Company Value Fund                                   17,310        17,304
U.S. Value Fund                                             2,077         2,752
-------------------------------------------------------------------------------

Purchases in the Balanced Fund include $1,352 of U.S. Government securities. Sales in the Balanced Fund include $3,537 of U.S. Government securities.

4. TRUST SHARE TRANSACTIONS
   Following is a summary of transactions in shares and the related amounts (in thousands):

                                          SAFECO GROWTH OPPORTUNITIES FUND
               ---------------------------------------------------------------------------------------------
                       No-Load                    Class A                    Class B              Class C
               -------------------------  -------------------------  -------------------------  ------------
                  Six-Month                  Six-Month                  Six-Month                 Two-Month*
               Period Ended   Year Ended  Period Ended   Year Ended  Period Ended   Year Ended  Period Ended
                    June 30  December 31       June 30  December 31       June 30  December 31       June 30
                       2000         1999          2000         1999          2000         1999          2000
------------------------------------------------------------------------------------------------------------
Shares:
 Sales               13,243       26,975           294          536            49          211             5
 Reinvestments           --           --            --           --            --           --            --
 Redemptions        (17,606)     (53,419)         (250)        (835)          (92)        (264)           --
                  ---------  -----------       -------     --------       -------      -------          ----
 Net Change          (4,363)     (26,444)           44         (299)          (43)         (53)            5
                  =========  ===========       =======     ========       =======      =======          ====
Amounts:
 Sales            $ 311,471  $   571,275       $ 6,848     $ 11,412       $ 1,113      $ 4,371          $111
 Reinvestments           --           --            --           --            --           --            --
 Redemptions       (415,748)  (1,122,733)       (5,868)     (17,563)       (2,105)      (5,306)           --
                  ---------  -----------       -------     --------       -------      -------          ----
 Net Change       $(104,277) $  (551,458)      $   980     $ (6,151)      $  (992)     $  (935)         $111
                  =========  ===========       =======     ========       =======      =======          ====

--------------------------------------------------------------------------------
* For the period from 4/30/2000 (initial issue date of Class C shares) through June 30, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

                       No-Load                    Class A                    Class B              Class C
               -------------------------  -------------------------  -------------------------  ------------
                  Six-Month                  Six-Month                  Six-Month                 Two-Month*
               Period Ended   Year Ended  Period Ended   Year Ended  Period Ended   Year Ended  Period Ended
                    June 30  December 31       June 30  December 31       June 30  December 31       June 30
                       2000         1999          2000         1999          2000         1999          2000
------------------------------------------------------------------------------------------------------------
                                                 SAFECO EQUITY FUND
------------------------------------------------------------------------------------------------------------
Shares:
Sales                 5,887       22,947           454          784            86          540             5
Reinvestments           110        4,755             1          132            --           57            --
Redemptions         (21,812)     (25,424)         (405)        (518)         (223)        (156)           --
                  ---------    ---------       -------     --------       -------      -------          ----
Net Change          (15,815)       2,278            50          398          (137)         441             5
                  =========    =========       =======     ========       =======      =======          ====
Amounts:
Sales             $ 136,430    $ 559,406       $10,451     $ 19,136       $ 1,968      $13,214          $108
Reinvestments         2,615      114,357            30        3,189            --        1,359            --
Redemptions        (500,609)    (622,327)       (9,325)     (12,760)       (5,072)      (3,793)           --
                  ---------    ---------       -------     --------       -------      -------          ----
Net Change        $(361,564)   $  51,436       $ 1,156     $  9,565       $(3,104)     $10,780          $108
                  =========    =========       =======     ========       =======      =======          ====
------------------------------------------------------------------------------------------------------------
                                             SAFECO DIVIDEND INCOME FUND
------------------------------------------------------------------------------------------------------------
Shares:
Sales                   755        1,419             3           41             3           35             5
Reinvestments            52          717             1            4             1            4            --
Redemptions          (2,761)      (5,594)          (33)         (42)          (24)         (27)           --
                  ---------    ---------       -------     --------       -------      -------          ----
Net Change           (1,954)      (3,458)          (29)           3           (20)          12             5
                  =========    =========       =======     ========       =======      =======          ====
Amounts:
Sales             $  15,674    $  32,738       $    69     $    951       $    68      $   808          $100
Reinvestments         1,122       16,035             5           92             3           98            --
Redemptions         (58,045)    (127,793)         (708)        (944)         (510)        (618)           --
                  ---------    ---------       -------     --------       -------      -------          ----
Net Change        $ (41,249)   $ (79,020)      $  (634)    $     99       $  (439)     $   288          $100
                  =========    =========       =======     ========       =======      =======          ====
------------------------------------------------------------------------------------------------------------
                                                SAFECO NORTHWEST FUND
------------------------------------------------------------------------------------------------------------
Shares:
Sales                 2,188        1,370            96           78            98           49             5
Reinvestments            --          238            --           13            --           14            --
Redemptions            (910)      (1,343)          (14)         (26)          (14)         (16)           --
                  ---------    ---------       -------     --------       -------      -------          ----
Net Change            1,278          265            82           65            84           47             5
                  =========    =========       =======     ========       =======      =======          ====
Amounts:
Sales             $  58,511    $  29,203       $ 2,526     $  1,632       $ 2,476      $ 1,006          $113
Reinvestments            --        6,029            --          331            --          342            --
Redemptions         (23,804)     (26,814)         (362)        (491)         (343)        (314)           --
                  ---------    ---------       -------     --------       -------      -------          ----
Net Change        $  34,707    $   8,418       $ 2,164     $  1,472       $ 2,133      $ 1,034          $113
                  =========    =========       =======     ========       =======      =======          ====
------------------------------------------------------------------------------------------------------------

* For the period from 4/30/2000 (initial issue date of Class C shares) through June 30, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


                       No-Load                    Class A                    Class B              Class C
               -------------------------  -------------------------  -------------------------  ------------
                  Six-Month                  Six-Month                  Six-Month                 Two-Month*
               Period Ended   Year Ended  Period Ended   Year Ended  Period Ended   Year Ended  Period Ended
                    June 30  December 31       June 30  December 31       June 30  December 31       June 30
                       2000         1999          2000         1999          2000         1999          2000
------------------------------------------------------------------------------------------------------------
                                           SAFECO INTERNATIONAL STOCK FUND
------------------------------------------------------------------------------------------------------------
Shares:
 Sales                2,830        3,678            35           47            34           35             6
 Reinvestments           --           --            --           --            --           --            --
 Redemptions         (2,600)      (3,179)          (18)         (23)          (11)         (11)           --
                   --------     --------         -----       ------         -----       ------          ----
 Net Change             230          499            17           24            23           24             6
                   ========     ========         =====       ======         =====       ======          ====
Amounts:
 Sales             $ 46,232     $ 52,012         $ 593       $  654         $ 539       $  482          $100
 Reinvestments           --           --            --           --            --           --            --
 Redemptions        (42,946)     (45,086)         (297)        (316)         (172)        (153)           --
                   --------     --------         -----       ------         -----       ------          ----
 Net Change        $  3,286     $  6,926         $ 296       $  338         $ 367       $  329          $100
                   ========     ========         =====       ======         =====       ======          ====
------------------------------------------------------------------------------------------------------------
                                                SAFECO BALANCED FUND
------------------------------------------------------------------------------------------------------------
Shares:
 Sales                   96          453            19          176            13           93
 Reinvestments            6           44             1            7             1            7
 Redemptions           (306)        (539)          (66)         (39)          (66)         (52)
                   --------     --------         -----       ------         -----       ------
 Net Change            (204)         (42)          (46)         144           (52)          48
                   ========     ========         =====       ======         =====       ======
Amounts:
 Sales             $  1,099     $  5,531         $ 221       $2,126         $ 146       $1,129
 Reinvestments           66          527            13           75            10           81
 Redemptions         (3,482)      (6,605)         (755)        (469)         (752)        (636)
                   --------     --------         -----       ------         -----       ------
 Net Change        $ (2,317)    $   (547)        $(521)      $1,732         $(596)      $  574
                   ========     ========         =====       ======         =====       ======
------------------------------------------------------------------------------------------------------------
                                           SAFECO SMALL COMPANY VALUE FUND
------------------------------------------------------------------------------------------------------------
Shares:
 Sales                  811        3,426            10           33            23           40
 Reinvestments           --           --            --           --            --           --
 Redemptions           (849)      (4,351)          (20)         (59)          (27)         (31)
                   --------     --------         -----       ------         -----       ------
 Net Change             (38)        (925)          (10)         (26)           (4)           9
                   ========     ========         =====       ======         =====       ======
Amounts:
 Sales             $ 10,181     $ 36,187         $ 123       $  347         $ 279       $  405
 Reinvestments           --           --            --           --            --           --
 Redemptions        (10,691)     (45,805)         (252)        (619)         (330)        (311)
                   --------     --------         -----       ------         -----       ------
 Net Change        $   (510)    $ (9,618)        $(129)      $ (272)        $ (51)      $   94
                   ========     ========         =====       ======         =====       ======
------------------------------------------------------------------------------------------------------------

* For the period from 4/30/2000 (initial issue date of Class C shares) through June 30, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


                       No-Load                    Class A                    Class B
               -------------------------  -------------------------  -------------------------
                  Six-Month                  Six-Month                  Six-Month
               Period Ended   Year Ended  Period Ended   Year Ended  Period Ended   Year Ended
                    June 30  December 31       June 30  December 31       June 30  December 31
                       2000         1999          2000         1999          2000         1999
-----------------------------------------------------------------------------------------------
                                         SAFECO U.S. VALUE FUND
-----------------------------------------------------------------------------------------------
Shares:
Sales                    35          163             5           15             4           16
Reinvestments             1           17            --            1            --            2
Redemptions            (115)        (189)           (5)          (5)          (17)          (8)
                    -------      -------          ----         ----         -----         ----
Net Change              (79)          (9)           --           11           (13)          10
                    =======      =======          ====         ====         =====         ====
Amounts:
Sales               $   392      $ 2,043          $ 54         $179         $  49         $196
Reinvestments             9          202            --            9            --           25
Redemptions          (1,304)      (2,315)          (58)         (63)         (196)         (95)
                    -------      -------          ----         ----         -----         ----
Net Change          $  (903)     $   (70)         $ (4)        $125         $(147)        $126
                    =======      =======          ====         ====         =====         ====

5. COMMITMENTS
   At June 30, 2000, the International Stock Fund had open forward foreign currency exchange contracts obligating it to receive or deliver the following foreign currencies:

(In Thousands)
                                                 U.S.          Dollar         Unrealized
             Currency     In Exchange     Settlement      Value as of       Appreciation
      to be Delivered             For           Date    June 30, 2000     (Depreciation)
-----------------------------------------------------------------------------------------
 23,584  Japanese Yen          $  224         7/3/00           $  223                $ 1
(23,584) Japanese Yen            (225)        7/3/00             (223)                (2)
 35,739  Japanese Yen             343        7/18/00              339                  4
 21,662  Japanese Yen             208        7/28/00              206                  2
 19,669  Japanese Yen             184         8/9/00              187                 (3)
 36,428  Japanese Yen             345        8/21/00              347                 (2)
 30,844  Japanese Yen             291        8/30/00              295                 (4)
 23,184  Japanese Yen             224         9/5/00              222                  2
                               ------                          ------                ---
                               $1,594                          $1,596                $(2)
                               ======                          ======                ===

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


6. COMPONENTS OF NET ASSETS
   At June 30, 2000, the components of net assets were as follows:

                              GROWTH OPPORTUNITIES     EQUITY  DIVIDEND INCOME NORTHWEST
(In Thousands)                                FUND       FUND             FUND      FUND
----------------------------------------------------------------------------------------
Aggregate Gross Unrealized
 Appreciation on Investments
 and Forward Contracts in
 Which There Is an Excess of
 Value Over Identified Cost        $ 146,249       $  621,200     $ 59,359     $ 63,266
Aggregate Gross Unrealized
 Depreciation on Investments
 and Forward Contracts in
 Which There is an Excess of
 Identified Cost Over Value         (184,317)         (90,084)     (19,895)      (9,269)
                                   ---------       ----------     --------     --------
Net Unrealized
 Appreciation/(Depreciation)         (38,068)         531,116       39,464       53,997
Accumulated Net Investment
 Income (Loss)                        (3,261)              --           --         (389)
Accumulated Net Realized
 Gain (Loss) on Investments:
Wash Sale Deferral*                     (351)              --           --           --
Other                                 (2,021)**        83,388       10,773        3,346
Paid in Capital (Par Value
 $.001, Unlimited Shares
 Authorized)                         784,589        1,176,041      190,358       97,226
                                   ---------       ----------     --------     --------
Net Assets at June 30, 2000        $ 740,888       $1,790,545     $240,595     $154,180
                                   =========       ==========     ========     ========

                               INTERNATIONAL BALANCED  SMALL COMPANY U.S. VALUE
(In Thousands)                    STOCK FUND     FUND     VALUE FUND       FUND
-------------------------------------------------------------------------------
Aggregate Gross Unrealized
 Appreciation on Investments
 and Forward Contracts in
 Which There Is an Excess of
 Value Over Identified Cost       $11,175    $ 1,745      $ 5,195      $1,300
Aggregate Gross Unrealized
 Depreciation on Investments
 and Forward Contracts in
 Which There is an Excess of
 Identified Cost Over Value          (767)    (1,231)      (4,698)       (894)
                                  -------    -------      -------      ------
Net Unrealized Appreciation        10,408        514          497         406
Accumulated Net Investment
 Income (Loss)                        112         --          (60)         --
Accumulated Net Realized Gain
 (Loss) on Investments:
Wash Sale Deferral*                   (30)        (5)          --          --
Other                               1,583 **      38       (7,253)**      229
Paid in Capital (Par Value
 $.001, Unlimited Shares
 Authorized)                       31,297     18,472       36,188       8,723
                                  -------    -------      -------      ------
Net Assets at June 30, 2000       $43,370    $19,019      $29,372      $9,358
                                  =======    =======      =======      ======
-------------------------------------------------------------------------------

 * Represents accumulated realized losses not currently available to offset future distributions.
** At December 31, 1999, these funds had the following amounts of accumulated net realized losses on investment transactions that represented capital loss carryforwards for federal income tax purposes, which expire as follows:

                                                     Amounts Expiration Dates
                                                     ------- ----------------
   Growth Opportunities Fund                         $31,148        2006-2007
   International Stock Fund                              160        2006-2007
   Small Company Value Fund                           10,162        2006-2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


7. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
   Investment Advisory Fees. Effective May 1, 1999, shareholders approved an amended and restated investment advisory contract with SAFECO Asset Management Company. The fees paid by the Funds under the new contract are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

Growth Opportunities, Equity,
 Dividend Income, Northwest,
 Balanced and U.S. Value
 Funds:
 First $250 million        .70%
 Next $500 million         .65
 Next $500 million         .60
 Over $1.25 billion        .55

International Stock Fund:
 First $250 million  1.00%
 Next $500 million    .90
 Over $750 million    .80

Small Company Value
 Fund:
 First $250 million .75%
 Next $500 million  .70
 Next $500 million  .65
 Over $1.25 billion .60

   SAFECO Asset Management Company pays sub-advisory fees to Bank of Ireland Asset Management Company (U.S.) Limited for providing investment research and advice to the International Fund.
   Fund Accounting and Fund Administration Fees. Beginning May 1, 1999, SAFECO Asset Management Company receives a fee for these services on a percentage of each day's net assets, which, on an annual basis is as follows:

Fund Accounting:
 First $200 million 0.04%
 Over $200 million  0.01

Fund Administration:
 First $200 million 0.05%
 Over $200 million  0.01

   Transfer Agent, Shareholder Service, and Distribution Fees. SAFECO Services Corporation receives transfer agent fees. SAFECO Securities, Inc. receives shareholder service and distribution fees.
   Notes Payable and Interest Expense. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates equivalent to commercial bank interest rates. At June 30, 2000, the Equity and U.S. Value Funds had 6.63% notes payable to American States Economy for $10,000 and $310,000. The notes were repaid on July 3, 2000.
   Line of Credit. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $200 million is available to meet short-term financing needs. No balance was outstanding under these arrangements as of June 30, 2000.
   Affiliate Ownership. At June 30, 2000, SAFECO Insurance Company of America, owned 450,000 shares (8% of outstanding shares) of the Northwest Fund and SAFECO Asset Management

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

Company owned 694,490 shares (27%) of the International Stock Fund, 519,268 shares (31%) of the Balanced Fund, and 500,000 shares (61%) of the U.S. Value Fund.
   Expense Reimbursement. Beginning May 1, 1999 through April 30, 2009, SAFECO Asset Management Company agreed to reimburse the Funds for operating expenses (i.e. all expenses except investment advisory, distribution, shareholder service, and interest expense) which exceed on an annual basis 0.40% of Fund average daily net assets.
   Dealer Concessions. SAFECO Securities, Inc. retained the following amounts in dealer commissions from sales of Class A shares during the six-month period ended June 30, 2000:

                                                                     Commissions
                                                                        Retained
--------------------------------------------------------------------------------
Growth Opportunities Fund                                                $ 3,364
Equity Fund                                                               15,393
Dividend Income Fund                                                         216
Northwest Fund                                                             2,523
International Stock Fund                                                     259
Balanced Fund                                                                546
Small Company Value Fund                                                     156
U.S. Value Fund                                                              153
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


8. INVESTMENTS IN AFFILIATES
   Each of the companies listed below is an affiliate of the Growth Opportunities Fund because the Fund owned at least 5% of the company's voting securities during the six-month period ended June 30, 2000.

(In Thousands)            Shares at                       Shares at           Market Value
                          Beginning                             End               June 30,
Security                  of Period Additions Reductions  of Period Dividends         2000
------------------------------------------------------------------------------------------
*American Coin
 Merchandising, Inc.            357        --        (60)       297        --     $     --
American Healthcorp,
 Inc.                           553        --         --        553        --        2,832
*Anesta Corp.                   759        38       (759)        38        --           --
Blue Rhino Corp.                624        --        (25)       599        --        4,826
BNC Mortgage, Inc.              417        --         --        417        --        4,043
Concepts Direct, Inc.           480        --         --        480        --        4,765
DAMARK International,
 Inc.                           715        --        (63)       652        --       14,027
*Dura Pharmaceuticals,
 Inc.                         2,306        --       (175)     2,131        --           --
Dynamex, Inc.                   611        --         --        611        --          244
*Emisphere Technologies,
 Inc.                           984        82       (708)       358        --           --
French Fragrances, Inc.         925        --         --        925        --        7,573
*Funco, Inc.                    354        --       (354)        --        --           --
*Hall, Kinion &
 Associates, Inc.               805        --       (360)       445        --           --
Harold's Stores, Inc.           542        --         --        542        --        1,356
Home Products
 International, Inc.            370        --         --        370        --        1,433
*Innotrac Corp.               1,013        --       (516)       497        --           --
Lifeline Systems, Inc.          561        --         --        561        --        7,848
MICROS Systems, Inc.          1,152       174        (74)     1,252        --       23,233
NCO Group, Inc.               1,528       752       (264)     2,016        --       46,614
*Nastech Pharmaceutical
 Co., Inc.                      495        --       (495)        --        --           --
Nu Skin Enterprises,
 Inc. (Class A)               2,348        --       (182)     2,166        --       12,455
Phoenix International
 Ltd., Inc.                     832        --         --        832        --        2,495
PolyMedica Corp.              1,245        46       (421)       870        --       37,636
Precision Auto Care,
 Inc.                           592        --       (155)       437        --          301
Prime Medical Services,
 Inc.                         1,226        --         --      1,226        --        9,504
Rent-A-Center, Inc.           2,288       124       (122)     2,290        --       51,530
Rent-Way, Inc.                1,706       428       (647)     1,487        --       43,413
Res-Care, Inc.                  735       564         --      1,299        --        6,982
Serologicals Corp.            2,347        --       (282)     2,065        --       10,324
*Suburban Lodges of
 America, Inc.                1,027        --       (620)       407        --           --
TRM Copy Centers Corp.          710        --         --        710        --        3,816
Towne Services, Inc.          1,435        --        (37)     1,398        --        1,311
Travis Boats & Motors,
 Inc.                           271        --         --        271        --        1,491
*Weider Nutrition
 International, Inc.            516        --       (184)       332        --           --
                                                                                  --------
                                                                                  $300,052
                                                                                  ========
------------------------------------------------------------------------------------------

* Company was not an affiliate at the end of the period.

SAFECO COMMON STOCK FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding Vice President and Treasurer
David H. Longhurst Vice President and Controller

INVESTMENT ADVISOR:
SAFECO Asset Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank
Chase Manhattan Bank
(International Fund)

GMF 1054 8/00

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